Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Overlay B Portfolio

June 30, 2020 (unaudited)

	Principal Amount (000)		U.S. $ Value

INFLATION-LINKED SECURITIES – 27.5%
Japan – 0.5%
Japanese Government CPI Linked Bond Series 22 0.10%, 03/10/2027	JPY	641,384	$5,913,383

United States – 27.0%
U.S. Treasury Inflation Index 0.125%, 04/15/2021-07/15/2026 (TIPS)	U.S.$	95,913	99,080,897
0.25%, 07/15/2029 (TIPS)		10,818	11,833,347
0.375%, 07/15/2023-07/15/2027 (TIPS)		57,329	61,317,351
0.50%, 01/15/2028 (TIPS)		4,304	4,717,753
0.625%, 07/15/2021-01/15/2026 (TIPS)		48,788	51,440,650
0.75%, 07/15/2028 (TIPS)		16,331	18,412,927
0.875%, 01/15/2029 (TIPS)		3,656	4,169,247
1.75%, 01/15/2028 (TIPS)		5,472	6,528,508
2.00%, 01/15/2026 (TIPS)		10,020	11,632,597
2.125%, 02/15/2040 (TIPS)		1,630	2,401,638
2.375%, 01/15/2025-01/15/2027 (TIPS)		21,208	25,620,129
2.50%, 01/15/2029 (TIPS)		7,531	9,650,199
3.875%, 04/15/2029 (TIPS)		6,622	9,353,618

			316,158,861

Total Inflation-Linked Securities (cost $303,998,261)			322,072,244

CORPORATES - INVESTMENT GRADE – 20.2%
Industrial – 11.0%
Basic – 1.1%
Alpek SAB de CV 4.25%, 09/18/2029(a)		478	474,564
Anglo American Capital PLC 3.75%, 04/10/2022(a)		200	206,404
4.875%, 05/14/2025(a)		200	221,886
5.375%, 04/01/2025(a)		415	469,045
Braskem Netherlands Finance BV 4.50%, 01/31/2030(a)		2,000	1,821,563
Celulosa Arauco y Constitucion SA 4.20%, 01/29/2030(a)		571	582,242
DuPont de Nemours, Inc. 4.205%, 11/15/2023		825	904,777
4.493%, 11/15/2025		825	946,679
Eastman Chemical Co. 3.80%, 03/15/2025		276	299,308
Equate Petrochemical BV 3.00%, 03/03/2022 (a)		625	630,859
Glencore Finance Europe Ltd. 1.875%, 09/13/2023(a)	EUR	150	170,539
3.125%, 03/26/2026(a)	GBP	385	492,954
Glencore Funding LLC 4.00%, 03/27/2027(a)	U.S.$	206	220,245
4.125%, 05/30/2023(a)		265	282,858
4.625%, 04/29/2024(a)		59	64,584

	Principal Amount (000)		U.S. $ Value

Gold Fields Orogen Holdings BVI Ltd. 5.125%, 05/15/2024(a)	U.S.$	276	$296,182
GUSAP III LP 4.25%, 01/21/2030(a)		905	891,425
Inversiones CMPC SA 3.85%, 01/13/2030(a)		665	677,677
4.375%, 04/04/2027(a)		935	988,178
Inversiones CMPC SA/Cayman Islands Branch 4.375%, 05/15/2023(a)		467	488,745
LyondellBasell Industries NV 5.75%, 04/15/2024		685	786,647
SABIC Capital II BV 4.00%, 10/10/2023(a)		467	497,939
SIG Combibloc PurchaseCo Sarl 1.875%, 06/18/2023(a)	EUR	261	297,908

			12,713,208

Capital Goods – 0.5%
CNH Industrial Finance Europe SA 1.75%, 09/12/2025(a)		123	139,528
Series G 2.875%, 05/17/2023(a)		101	119,257
General Electric Co. 0.875%, 05/17/2025		1,745	1,889,204
3.45%, 05/01/2027	U.S.$	1,627	1,664,340
Rolls-Royce PLC 0.875%, 05/09/2024(a)	EUR	690	701,693
United Technologies Corp. 3.95%, 08/16/2025	U.S.$	540	615,314
Westinghouse Air Brake Technologies Corp. 3.20%, 06/15/2025		250	254,832
4.40%, 03/15/2024		210	222,035

			5,606,203

Communications - Media – 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.20%, 03/15/2028		76	84,980
5.75%, 04/01/2048		150	186,114
Comcast Corp. 0.75%, 02/20/2032	EUR	552	602,503
Cox Communications, Inc. 2.95%, 06/30/2023(a)	U.S.$	273	286,841
Fox Corp. 4.709%, 01/25/2029		800	960,832
Prosus NV 3.68%, 01/21/2030(a)		842	883,047
Tencent Holdings Ltd. 1.81%, 01/26/2026(a)		930	939,300
3.24%, 06/03/2050(a)		525	529,877
Time Warner Cable LLC 4.50%, 09/15/2042		604	644,342

	Principal Amount (000)		U.S. $ Value
ViacomCBS, Inc. 3.375%, 02/15/2028	U.S.$	466	$495,796
3.50%, 01/15/2025		50	54,478
3.70%, 06/01/2028		212	230,374
4.00%, 01/15/2026		90	100,304
4.75%, 05/15/2025		1,684	1,924,408

			7,923,196

Communications - Telecommunications – 1.2%
AT&T, Inc. 1.60%, 05/19/2028	EUR	150	172,617
3.40%, 05/15/2025	U.S.$	2,435	2,672,315
3.60%, 07/15/2025		1,100	1,220,395
3.80%, 02/15/2027		44	49,413
3.95%, 01/15/2025		181	201,887
4.125%, 02/17/2026		2,162	2,458,388
4.35%, 03/01/2029		300	349,494
4.55%, 03/09/2049		365	430,518
Series B 2.875%, 03/02/2025(b)	EUR	200	213,263
British Telecommunications PLC 9.625%, 12/15/2030	U.S.$	540	880,448
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.738%, 03/20/2025(a)		1,345	1,456,649
Verizon Communications, Inc. 3.00%, 03/22/2027		312	345,868
4.862%, 08/21/2046		448	607,394
5.012%, 04/15/2049		474	660,068
Vodafone Group PLC 3.75%, 01/16/2024		1,841	2,015,564

			13,734,281

Consumer Cyclical - Automotive – 0.6%
Aptiv Corp. 4.15%, 03/15/2024		187	201,511
BMW US Capital LLC 3.90%, 04/09/2025(a)		555	615,734
General Motors Co. 6.125%, 10/01/2025		292	328,131
6.80%, 10/01/2027		404	470,635
General Motors Financial Co., Inc. 5.10%, 01/17/2024		1,033	1,106,601
5.20%, 03/20/2023		810	865,582
5.25%, 03/01/2026		409	445,732
Harley-Davidson Financial Services, Inc. 0.90%, 11/19/2024(a)	EUR	850	897,094
3.35%, 06/08/2025(a)	U.S.$	739	754,859
Lear Corp. 3.50%, 05/30/2030		193	190,310
3.80%, 09/15/2027		462	467,840
Volkswagen Bank GmbH 1.25%, 06/10/2024(a)	EUR	500	561,385

	Principal Amount (000)		U.S. $ Value

Volkswagen Group of America Finance LLC 2.90%, 05/13/2022(a)	U.S.$	667	$688,531
Volkswagen Leasing GmbH 2.625%, 01/15/2024(a)	EUR	228	268,728

			7,862,673

Consumer Cyclical - Entertainment – 0.1%
Carnival Corp. 11.50%, 04/01/2023(a)	U.S.$	170	184,438
Royal Caribbean Cruises Ltd. 10.875%, 06/01/2023(a)		416	427,403
11.50%, 06/01/2025(a)		747	774,930

			1,386,771

Consumer Cyclical - Other – 0.1%
Las Vegas Sands Corp. 3.50%, 08/18/2026		313	312,139
Marriott International, Inc./MD 0.968% (LIBOR 3 Month + 0.65%), 03/08/2021(c)		114	113,820
Series EE 5.75%, 05/01/2025		464	504,234

			930,193

Consumer Cyclical - Restaurants – 0.1%
Starbucks Corp. 4.50%, 11/15/2048		704	836,901

Consumer Cyclical - Retailers – 0.2%
AutoNation, Inc. 4.75%, 06/01/2030		1,004	1,089,982
Ralph Lauren Corp. 2.95%, 06/15/2030		643	660,252
Ross Stores, Inc. 4.60%, 04/15/2025		319	366,716
4.70%, 04/15/2027		168	194,939

			2,311,889

Consumer Non-Cyclical – 2.2%
AbbVie, Inc. 2.95%, 11/21/2026(a)		490	532,664
4.875%, 11/14/2048		491	640,510
Altria Group, Inc. 2.20%, 06/15/2027	EUR	534	630,444
3.125%, 06/15/2031		415	507,730
4.80%, 02/14/2029	U.S.$	385	449,257
Amgen, Inc. 4.663%, 06/15/2051		435	579,229
Anheuser-Busch InBev Worldwide, Inc. 4.60%, 06/01/2060		630	751,886
5.55%, 01/23/2049		1,725	2,290,679
BAT Capital Corp. 3.215%, 09/06/2026		1,381	1,484,368

	Principal Amount (000)		U.S. $ Value

BAT Netherlands Finance BV 3.125%, 04/07/2028(a)	EUR	855	$1,063,010
Baxalta, Inc. 3.60%, 06/23/2022	U.S.$	66	69,249
Baxter International, Inc. 0.40%, 05/15/2024	EUR	890	1,006,534
Becton Dickinson and Co. 3.734%, 12/15/2024	U.S.$	159	175,515
Biogen, Inc. 4.05%, 09/15/2025		663	760,567
Cigna Corp. 3.40%, 03/01/2027(a)		622	686,831
3.75%, 07/15/2023		214	232,299
4.125%, 11/15/2025		380	435,772
4.375%, 10/15/2028		506	599,225
Coca-Cola Co. (The) 2.95%, 03/25/2025		860	946,696
Coca-Cola Femsa SAB de CV 2.75%, 01/22/2030		447	467,395
CVS Health Corp. 3.625%, 04/01/2027		206	232,158
4.10%, 03/25/2025		1,937	2,188,984
DH Europe Finance II SARL 0.45%, 03/18/2028	EUR	422	462,819
Gilead Sciences, Inc. 2.55%, 09/01/2020	U.S.$	612	614,160
Kimberly-Clark de Mexico SAB de CV 2.431%, 07/01/2031(a)		497	503,213
Kraft Heinz Foods Co. 2.25%, 05/25/2028(a)	EUR	588	651,541
Medtronic Global Holdings SCA 0.25%, 07/02/2025		132	147,506
0.375%, 03/07/2023		150	168,857
Mylan NV 3.95%, 06/15/2026	U.S.$	905	1,011,075
Reynolds American, Inc. 4.45%, 06/12/2025		500	563,445
Shire Acquisitions Investments Ireland DAC 3.20%, 09/23/2026		800	888,592
Sigma Alimentos SA de CV 4.125%, 05/02/2026(a)		207	216,444
Takeda Pharmaceutical Co., Ltd. 0.75%, 07/09/2027	EUR	620	698,632
4.40%, 11/26/2023	U.S.$	1,160	1,291,451
Tyson Foods, Inc. 3.95%, 08/15/2024		760	841,616
4.00%, 03/01/2026		75	85,819
Zimmer Biomet Holdings, Inc. 3.05%, 01/15/2026		862	925,616
Zoetis, Inc. 3.45%, 11/13/2020		263	265,038

			26,066,826

	Principal Amount (000)		U.S. $ Value

Energy – 2.3%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc. 3.337%, 12/15/2027	U.S.$	1,227	$1,310,645
BG Energy Capital PLC 5.125%, 12/01/2025(a)	GBP	449	682,393
Boardwalk Pipelines LP 4.80%, 05/03/2029	U.S.$	465	489,380
BP Capital Markets America, Inc. 3.194%, 04/06/2025		783	853,525
BP Capital Markets PLC 1.573%, 02/16/2027(a)	EUR	202	236,020
Cenovus Energy, Inc. 4.25%, 04/15/2027	U.S.$	54	48,888
Empresa Electrica Cochrane SpA 5.50%, 05/14/2027(a)		479	490,124
Energy Transfer Operating LP 3.75%, 05/15/2030		1,484	1,474,310
4.20%, 04/15/2027		120	125,438
4.50%, 04/15/2024		202	218,938
4.75%, 01/15/2026		600	654,732
5.50%, 06/01/2027		1,206	1,347,175
Energy Transfer Partners LP/Regency Energy Finance Corp. 4.50%, 11/01/2023		195	208,797
Eni SpA 4.25%, 05/09/2029(a)		2,125	2,323,240
Enterprise Products Operating LLC 3.70%, 02/15/2026		1,082	1,217,207
Exxon Mobil Corp. 1.571%, 04/15/2023		1,215	1,246,772
2.992%, 03/19/2025		840	912,491
Husky Energy, Inc. 4.40%, 04/15/2029		2,240	2,237,782
Marathon Oil Corp. 3.85%, 06/01/2025		401	406,121
Marathon Petroleum Corp. 4.50%, 05/01/2023		993	1,070,325
Newfield Exploration Co. 5.625%, 07/01/2024		300	287,985
Noble Energy, Inc. 3.85%, 01/15/2028		173	166,817
3.90%, 11/15/2024		675	677,720
ONEOK, Inc. 3.10%, 03/15/2030		298	285,195
4.00%, 07/13/2027		313	317,579
4.35%, 03/15/2029		393	411,703
4.55%, 07/15/2028		698	732,090
5.85%, 01/15/2026		524	598,927
6.35%, 01/15/2031		235	276,374
Plains All American Pipeline LP/PAA Finance Corp. 3.55%, 12/15/2029		206	199,884
3.60%, 11/01/2024		526	538,440
4.50%, 12/15/2026		59	62,532
Sabine Pass Liquefaction LLC 5.00%, 03/15/2027		601	671,167

	Principal Amount (000)		U.S. $ Value

Saudi Arabian Oil Co. 2.875%, 04/16/2024(a)	U.S.$	440	$457,160
3.50%, 04/16/2029(a)		200	215,875
Shell International Finance BV 2.375%, 04/06/2025		431	457,740
Spectra Energy Partners LP 3.50%, 03/15/2025		795	869,277
Sunoco Logistics Partners Operations LP 3.90%, 07/15/2026		487	512,869
Tengizchevroil Finance Co. International Ltd. 4.00%, 08/15/2026(a)		363	381,831
TransCanada PipeLines Ltd. 9.875%, 01/01/2021		252	262,647
Valero Energy Corp. 2.70%, 04/15/2023		691	717,119
6.625%, 06/15/2037		120	156,995
Williams Cos., Inc. (The) 4.125%, 11/15/2020		575	576,656

			27,388,885

Other Industrial – 0.1%
Alfa SAB de CV 5.25%, 03/25/2024(a)		668	707,454

Services – 0.2%
Expedia Group, Inc. 6.25%, 05/01/2025(a)		114	121,114
7.00%, 05/01/2025(a)		474	496,435
Global Payments, Inc. 4.00%, 06/01/2023		458	496,284
IHS Markit Ltd. 3.625%, 05/01/2024		220	235,624
S&P Global, Inc. 4.40%, 02/15/2026		762	899,495

			2,248,952

Technology – 1.2%
Analog Devices, Inc. 2.95%, 04/01/2025		101	109,268
Baidu, Inc. 3.075%, 04/07/2025		496	519,100
3.425%, 04/07/2030		401	430,403
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.875%, 01/15/2027		1,188	1,283,112
Broadcom, Inc. 4.11%, 09/15/2028(a)		1,126	1,231,067
4.15%, 11/15/2030(a)		1,225	1,332,199
4.25%, 04/15/2026(a)		722	802,604
4.70%, 04/15/2025(a)		345	388,991
Dell International LLC/EMC Corp. 5.45%, 06/15/2023(a)		43	47,048
6.02%, 06/15/2026(a)		788	901,511
Fidelity National Information Services, Inc. 0.625%, 12/03/2025	EUR	113	125,721
1.50%, 05/21/2027		568	659,239

	Principal Amount (000)		U.S. $ Value

Fiserv, Inc. 1.125%, 07/01/2027	U.S.$	526	$597,432
Hewlett Packard Enterprise Co. 4.90%, 10/15/2025		800	922,080
Infor, Inc. 1.75%, 07/15/2025(a)		488	490,250
KLA Corp. 4.65%, 11/01/2024		765	876,016
Lam Research Corp. 2.80%, 06/15/2021		405	413,938
Leidos, Inc. 2.95%, 05/15/2023(a)		354	371,608
3.625%, 05/15/2025(a)		78	84,954
NXP BV/NXP Funding LLC/NXP USA, Inc. 2.70%, 05/01/2025(a)		209	218,853
3.875%, 06/18/2026(a)		336	375,006
Oracle Corp. 2.50%, 04/01/2025		1,183	1,268,236
Seagate HDD Cayman 4.091%, 06/01/2029(a)		92	96,026
4.875%, 03/01/2024		404	434,878

			13,979,540

Transportation - Airlines – 0.2%
Delta Air Lines, Inc. 7.00%, 05/01/2025(a)		411	424,242
Southwest Airlines Co. 4.75%, 05/04/2023		735	755,022
5.25%, 05/04/2025		861	906,710

			2,085,974

Transportation - Railroads – 0.0%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(a)		422	452,595

Transportation - Services – 0.2%
Adani Ports & Special Economic Zone Ltd. 3.95%, 01/19/2022(a)		510	513,825
4.00%, 07/30/2027(a)		245	237,650
Aviation Capital Group LLC 2.875%, 01/20/2022(a)		129	123,563
3.50%, 11/01/2027(a)		163	134,303
3.875%, 05/01/2023(a)		561	532,395
4.125%, 08/01/2025(a)		12	10,792
4.875%, 10/01/2025(a)		249	228,388
DP World Crescent Ltd. 3.75%, 01/30/2030(a)		226	219,785
3.875%, 07/18/2029(a)		219	214,894

	Principal Amount (000)		U.S. $ Value

Heathrow Funding Ltd. 6.75%, 12/03/2026(a)	GBP	242	$374,351

			2,589,946

			128,825,487

Financial Institutions – 8.7%
Banking – 6.9%
ABN AMRO Bank NV 4.75%, 07/28/2025(a)	U.S.$	690	761,318
AIB Group PLC 4.263%, 04/10/2025(a)		1,845	1,961,714
4.75%, 10/12/2023(a)		200	215,460
American Express Co. Series C 3.598% (LIBOR 3 Month + 0.00%), 09/15/2020(b) (c)		288	243,118
Australia & New Zealand Banking Group Ltd. 4.40%, 05/19/2026(a)		1,605	1,781,726
Banco de Credito del Peru 3.125%, 07/01/2030(a)		912	904,330
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 5.375%, 04/17/2025(a)		537	587,693
Banco Santander SA 2.746%, 05/28/2025		400	413,964
3.49%, 05/28/2030		200	214,286
3.50%, 04/11/2022		400	414,660
5.179%, 11/19/2025		1,800	2,026,602
Bank of America Corp. Series DD 6.30%, 03/10/2026(b)		273	302,713
Series L 3.95%, 04/21/2025		2,009	2,224,344
Series Z 6.50%, 10/23/2024(b)		538	576,370
Bank of Ireland Group PLC 4.50%, 11/25/2023(a)		724	774,883
Bank of New York Mellon Corp. (The) 1.60%, 04/24/2025		480	497,462
Series G 4.70%, 09/20/2025(b)		860	894,520
Bank of Nova Scotia (The) 2.50%, 01/08/2021		154	155,688
Banque Federative du Credit Mutuel SA 2.75%, 10/15/2020(a)		545	548,102
Barclays Bank PLC 6.86%, 06/15/2032(a) (b)		205	250,295
Barclays PLC 3.684%, 01/10/2023		255	264,506
BBVA USA 2.875%, 06/29/2022		760	779,304

	Principal Amount (000)		U.S. $ Value

BNP Paribas SA 4.375%, 09/28/2025-05/12/2026(a)	U.S.$	1,981	$2,183,908
BPCE SA 4.625%, 07/11/2024(a)		250	272,260
5.15%, 07/21/2024(a)		295	328,034
5.70%, 10/22/2023(a)		1,106	1,232,559
Capital One Financial Corp. 1.65%, 06/12/2029	EUR	1,000	1,128,926
2.60%, 05/11/2023	U.S.$	596	622,230
3.30%, 10/30/2024		748	804,639
CIT Group, Inc. 5.25%, 03/07/2025		565	586,131
Citigroup, Inc. 1.50%, 07/24/2026(a)	EUR	106	123,237
1.75%, 10/23/2026	GBP	230	289,664
3.106%, 04/08/2026	U.S.$	896	963,200
3.875%, 03/26/2025		1,831	2,003,169
5.95%, 01/30/2023(b)		491	488,864
Series P 5.95%, 05/15/2025(b)		367	366,303
Series Q 5.95%, 08/15/2020(b)		610	576,078
Commonwealth Bank of Australia 4.50%, 12/09/2025(a)		1,610	1,811,572
Cooperatieve Rabobank UA 3.25%, 12/29/2026(a) (b)	EUR	600	618,601
3.95%, 11/09/2022	U.S.$	285	301,721
4.375%, 08/04/2025		1,197	1,346,159
Credit Agricole SA 1.00%, 04/22/2026(a)	EUR	300	340,201
Credit Agricole SA/London 3.375%, 01/10/2022(a)	U.S.$	355	367,326
Credit Suisse Group AG 2.193%, 06/05/2026(a)		835	845,780
Credit Suisse Group Funding Guernsey Ltd. 3.80%, 06/09/2023		505	543,052
4.55%, 04/17/2026		528	607,258
Danske Bank A/S 3.244%, 12/20/2025(a)		1,023	1,060,769
3.875%, 09/12/2023(a)		742	786,112
5.375%, 01/12/2024(a)		1,030	1,148,481
Discover Bank 4.682%, 08/09/2028		550	553,955
DNB Bank ASA 6.50%, 03/26/2022(a) (b)		800	820,864
Goldman Sachs Group, Inc. (The) 1.25%, 05/01/2025(a)	EUR	705	802,919
3.50%, 04/01/2025	U.S.$	613	672,271
3.75%, 05/22/2025		246	272,337
5.75%, 01/24/2022		2,629	2,835,928
Series M 4.37% (LIBOR 3 Month + 3.92%), 07/30/2020(b) (c)		143	130,819
Series O 5.30%, 11/10/2026(b)		35	35,391
Series P 5.00%, 11/10/2022(b)		433	400,161

	Principal Amount (000)		U.S. $ Value

HSBC Bank USA NA 4.875%, 08/24/2020	U.S.$	530	$533,419
HSBC Holdings PLC 4.041%, 03/13/2028		562	620,280
4.25%, 03/14/2024		300	323,454
4.292%, 09/12/2026		761	848,507
ING Groep NV 3.00%, 02/18/2026(a)	GBP	600	802,989
3.55%, 04/09/2024	U.S.$	700	762,727
6.50%, 04/16/2025(b)		201	205,370
6.875%, 04/16/2022(a) (b)		835	864,208
Intesa Sanpaolo SpA 3.125%, 07/14/2022(a)		905	921,552
3.375%, 01/12/2023(a)		600	615,234
JPMorgan Chase & Co. 1.09%, 03/11/2027(a)	EUR	439	503,983
2.083%, 04/22/2026	U.S.$	1,150	1,195,264
2.295%, 08/15/2021		127	127,265
3.22%, 03/01/2025		1,235	1,328,785
Series V 4.753% (LIBOR 3 Month + 3.32%), 10/01/2020(b) (c)		300	266,439
Series X 6.10%, 10/01/2024(b)		430	440,711
Series Z 4.487% (LIBOR 3 Month + 3.80%), 08/01/2020(b) (c)		124	116,675
Manufacturers & Traders Trust Co. 2.625%, 01/25/2021		495	500,118
Mastercard, Inc. 3.30%, 03/26/2027		464	526,542
Morgan Stanley 2.188%, 04/28/2026		512	533,586
3.737%, 04/24/2024		593	638,922
5.00%, 11/24/2025		372	437,182
Series G 1.375%, 10/27/2026	EUR	430	504,468
1.75%, 03/11/2024		268	314,686
3.70%, 10/23/2024	U.S.$	1,075	1,191,132
4.35%, 09/08/2026		1,065	1,225,922
Series J 5.55%, 10/15/2020(b)		360	330,063
National Australia Bank Ltd./New York Series G 2.625%, 07/23/2020		250	250,325
Nationwide Building Society 4.00%, 09/14/2026(a)		1,960	2,119,113
Nordea Bank Abp 3.75%, 08/30/2023(a)		347	372,876
Royal Bank of Scotland Group PLC 8.625%, 08/15/2021(b)		1,335	1,382,086
Series U 2.628% (LIBOR 3 Month + 2.32%), 09/30/2027(b) (c)		1,300	1,193,439

	Principal Amount (000)		U.S. $ Value

Santander Holdings USA, Inc. 4.40%, 07/13/2027	U.S.$	428	$463,413
Santander UK Group Holdings PLC 4.75%, 09/15/2025(a)		725	786,828
Santander UK PLC 5.00%, 11/07/2023(a)		390	427,288
Societe Generale SA 4.25%, 08/19/2026(a)		462	492,788
Standard Chartered PLC 2.27% (LIBOR 3 Month + 1.51%), 01/30/2027(a) (b) (c)		1,100	885,709
5.20%, 01/26/2024(a)		950	1,028,451
7.50%, 04/02/2022(a) (b)		557	575,080
State Street Corp. 2.901%, 03/30/2026(a)		90	97,510
Truist Financial Corp. Series Q 5.10%, 03/01/2030(b)		1,505	1,546,417
UBS AG/London 1.75%, 04/21/2022(a)		500	509,320
UBS AG/Stamford CT 7.625%, 08/17/2022		280	311,559
UBS Group AG 4.125%, 09/24/2025(a)		480	544,392
7.00%, 02/19/2025(a) (b)		400	440,204
7.125%, 08/10/2021(a) (b)		545	555,862
UniCredit SpA 3.75%, 04/12/2022(a)		502	514,866
US Bancorp Series J 5.30%, 04/15/2027(b)		513	520,130
Wells Fargo & Co. 1.338%, 05/04/2025(a)	EUR	215	245,925
2.188%, 04/30/2026	U.S.$	881	910,981
2.393%, 06/02/2028		1,222	1,262,546
2.406%, 10/30/2025		97	100,953
3.75%, 01/24/2024		622	679,672
4.125%, 08/15/2023		1,045	1,135,999

			81,097,152

Brokerage – 0.1%
Charles Schwab Corp. (The) Series G 5.375%, 06/01/2025(b)		1,111	1,179,004

Finance – 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.30%, 01/23/2023		378	369,337
4.125%, 07/03/2023		566	553,231
4.50%, 09/15/2023		617	617,512
6.50%, 07/15/2025		495	517,652

	Principal Amount (000)		U.S. $ Value

Air Lease Corp. 3.00%, 02/01/2030	U.S.$	70	$64,876
3.875%, 07/03/2023		134	136,093
4.25%, 02/01/2024		578	591,039
Series G 3.75%, 06/01/2026		47	47,423
GE Capital Funding LLC 3.45%, 05/15/2025(a)		1,250	1,309,025
GE Capital International Funding Co. Unlimited Co. 3.373%, 11/15/2025		552	575,493
4.418%, 11/15/2035		207	209,629
Synchrony Financial 3.95%, 12/01/2027		83	86,156
4.50%, 07/23/2025		1,252	1,329,424

			6,406,890

Insurance – 0.7%
Alleghany Corp. 3.625%, 05/15/2030		2,054	2,190,775
ASR Nederland NV 5.125%, 09/29/2045(a)	EUR	735	938,911
Assicurazioni Generali SpA 5.50%, 10/27/2047(a)		331	424,369
Caisse Nationale de Reassurance Mutuelle Agricole Groupama 6.00%, 01/23/2027		200	270,330
Centene Corp. 4.25%, 12/15/2027	U.S.$	303	312,545
4.625%, 12/15/2029		365	385,111
CNP Assurances 4.50%, 06/10/2047(a)	EUR	300	387,264
Credit Agricole Assurances SA 4.25%, 01/13/2025(a) (b)		400	483,037
4.75%, 09/27/2048(a)		200	263,169
Guardian Life Insurance Co. of America (The) 4.85%, 01/24/2077(a)	U.S.$	513	652,464
Nationwide Mutual Insurance Co. 9.375%, 08/15/2039(a)		460	743,788
Voya Financial, Inc. 5.65%, 05/15/2053		751	751,075

			7,802,838

REITS – 0.5%
American Tower Corp. 3.50%, 01/31/2023		525	560,779
CyrusOne LP/CyrusOne Finance Corp. 1.45%, 01/22/2027	EUR	227	245,101
Digital Euro Finco LLC 2.50%, 01/16/2026(a)		820	996,132
Equinix, Inc. 2.875%, 03/15/2024-02/01/2026		548	626,295

	Principal Amount (000)		U.S. $ Value

Host Hotels & Resorts LP Series D 3.75%, 10/15/2023	U.S.$	25	$25,488
Prologis Euro Finance LLC 0.375%, 02/06/2028	EUR	915	1,007,822
Welltower, Inc. 4.00%, 06/01/2025	U.S.$	1,231	1,359,442
WPC Eurobond BV 1.35%, 04/15/2028	EUR	240	265,140
2.125%, 04/15/2027		601	698,579

			5,784,778

			102,270,662

Utility – 0.5%
Electric – 0.5%
Adani Transmission Ltd. 4.00%, 08/03/2026(a)	U.S.$	328	325,950
Berkshire Hathaway Energy Co. 6.125%, 04/01/2036		249	358,943
Colbun SA 3.15%, 03/06/2030(a)		1,115	1,120,227
Enel Chile SA 4.875%, 06/12/2028		756	846,484
Enel Finance International NV 2.65%, 09/10/2024(a)		1,151	1,202,093
Israel Electric Corp., Ltd. Series 6 5.00%, 11/12/2024(a)		776	869,120
Kentucky Utilities Co. 3.30%, 06/01/2050		546	580,939
NextEra Energy Capital Holdings, Inc. 2.75%, 05/01/2025		241	261,210
PacifiCorp. 2.70%, 09/15/2030		296	322,927

			5,887,893

Total Corporates - Investment Grade (cost $225,282,110)			236,984,042

GOVERNMENTS - TREASURIES – 17.3%
Australia – 0.2%
Australia Government Bond Series 150 3.00%, 03/21/2047(a)	AUD	3,030	2,635,104

Austria – 0.6%
Republic of Austria Government Bond 0.50%, 02/20/2029(a)	EUR	2,795	3,355,504
0.75%, 02/20/2028(a)		2,760	3,366,664

			6,722,168

Belgium – 0.3%
Kingdom of Belgium Government Bond Series 87 0.90%, 06/22/2029(a)		570	704,409
Series 91 Zero Coupon, 10/22/2027(a)		2,810	3,224,752

			3,929,161

	Principal Amount (000)		U.S. $ Value

Canada – 0.3%
Canadian Government Bond 1.25%, 06/01/2030	CAD	4,095	$3,226,864

China – 0.3%
China Government Bond Series INBK 3.39%, 03/16/2050	CNY	21,480	2,942,724

Finland – 0.4%
Finland Government Bond 0.50%, 09/15/2027-09/15/2029(a)	EUR	4,220	5,059,238

Germany – 0.6%
Bundesrepublik Deutschland Bundesanleihe 1.00%, 08/15/2024(a)		48	57,951
Series 2007 4.25%, 07/04/2039(a)		2,224	4,654,560
Series 3 4.75%, 07/04/2034(a)		1,070	2,084,615

			6,797,126

Ireland – 0.2%
Ireland Government Bond 1.00%, 05/15/2026 (a)		1,772	2,144,964

Italy – 0.9%
Italy Buoni Poliennali Del Tesoro 1.35%, 04/15/2022		745	855,949
1.85%, 05/15/2024-07/01/2025(a)		5,795	6,861,840
2.45%, 09/01/2033(a)		810	1,007,918
3.25%, 09/01/2046(a)		205	280,632
3.35%, 03/01/2035(a)		208	284,688
Series CAC 2.45%, 09/01/2050(a)		967	1,140,745

			10,431,772

Japan – 2.2%
Japan Government Ten Year Bond Series 358 0.10%, 03/20/2030	JPY	1,448,950	13,516,734
Japan Government Thirty Year Bond Series 36 2.00%, 03/20/2042		35,600	435,700
Series 62 0.50%, 03/20/2049		245,700	2,234,044
Series 65 0.40%, 12/20/2049		248,150	2,187,696
Japan Government Twenty Year Bond Series 143 1.60%, 03/20/2033		176,850	1,932,124
Series 150 1.40%, 09/20/2034		387,400	4,170,573

	Principal Amount (000)		U.S. $ Value

Series 169 0.30%, 06/20/2039	JPY	71,900	$654,015
Series 171 0.30%, 12/20/2039		112,650	1,023,642

			26,154,528

Malaysia – 0.2%
Malaysia Government Bond Series 0117 3.882%, 03/10/2022	MYR	6,236	1,496,512
Series 0310 4.498%, 04/15/2030		4,736	1,232,520

			2,729,032

Mexico – 0.0%
Mexican Bonos Series M 8.00%, 11/07/2047	MXN	7,100	346,648

Netherlands – 0.3%
Netherlands Government Bond 0.25%, 07/15/2029(a)	EUR	3,310	3,930,680

Spain – 0.8%
Spain Government Bond 1.20%, 10/31/2040(a)		1,615	1,862,771
1.25%, 10/31/2030(a)		1,075	1,303,066
1.40%, 04/30/2028(a)		1,885	2,314,519
2.35%, 07/30/2033(a)		1,096	1,492,649
4.20%, 01/31/2037(a)		1,015	1,736,266

			8,709,271

United Kingdom – 1.3%
United Kingdom Gilt 1.75%, 09/07/2037-01/22/2049(a)	GBP	9,572	14,902,494

United States – 8.7%
U.S. Treasury Bonds 1.25%, 05/15/2050	U.S.$	1,490	1,431,797
2.00%, 02/15/2050		215	246,242
2.25%, 08/15/2046-08/15/2049		1,444	1,721,999
2.375%, 11/15/2049		2,930	3,618,550
2.50%, 02/15/2045-05/15/2046		3,313	4,105,194
2.875%, 08/15/2045-05/15/2049		5,432	7,231,353
3.00%, 11/15/2044-02/15/2049		12,814	17,643,202
3.125%, 08/15/2044-05/15/2048		3,574	4,884,287
3.375%, 11/15/2048		1,885	2,769,183
3.50%, 02/15/2039		188	265,961
3.625%, 08/15/2043		1,873	2,734,874
4.375%, 11/15/2039(d)		5,290	8,317,698
4.50%, 02/15/2036		2,328	3,565,114
5.50%, 08/15/2028(e)		2,520	3,512,250
6.25%, 05/15/2030		1,454	2,239,395

	Principal Amount (000)		U.S. $ Value

U.S. Treasury Notes
0.625%, 05/15/2030	U.S.$	2,799	$2,791,565
1.375%, 05/31/2021		1,791	1,810,589
1.50%, 02/15/2030(d)		3,867	4,180,589
1.625%, 12/31/2021-08/31/2022		5,859	6,026,435
1.75%, 11/30/2021-11/15/2029		9,289	9,526,787
2.125%, 12/31/2022		1,275	1,337,156
2.25%, 08/15/2027		390	438,019
2.75%, 02/28/2025-02/15/2028(e)		10,396	11,704,284

			102,102,523

Total Governments - Treasuries (cost $187,707,482)			202,764,297

MORTGAGE PASS-THROUGHS – 6.1%
Agency Fixed Rate 30-Year – 5.8%
Federal Home Loan Mortgage Corp. Series 2019 3.50%, 06/01/2049-11/01/2049		4,739	5,082,608
4.00%, 06/01/2049		808	875,656
Series 2020 3.50%, 01/01/2050		2,052	2,229,161
Federal Home Loan Mortgage Corp. Gold Series 2016 4.00%, 02/01/2046		1,081	1,184,014
Series 2017 4.00%, 07/01/2044		832	910,452
Series 2018 4.00%, 11/01/2048-12/01/2048		1,190	1,283,913
4.50%, 03/01/2048-11/01/2048		1,735	1,892,576
5.00%, 11/01/2048		463	515,511
Series 2019 4.50%, 02/01/2049		881	965,418
Federal National Mortgage Association Series 2007 5.50%, 08/01/2037		207	241,848
Series 2010 4.00%, 12/01/2040		496	542,518
Series 2012 3.50%, 02/01/2042-01/01/2043		4,951	5,421,840
Series 2013 3.50%, 03/01/2043-04/01/2043		2,401	2,631,015
4.00%, 10/01/2043		1,343	1,471,068
Series 2014 5.50%, 09/01/2041		664	777,858
Series 2015 3.00%, 05/01/2045-08/01/2045		1,815	1,921,646
Series 2017 3.50%, 01/01/2047-11/01/2047		1,699	1,797,675
Series 2018 3.50%, 02/01/2048-04/01/2048		8,432	9,001,857
4.00%, 08/01/2048-12/01/2048		5,442	5,869,831
4.50%, 09/01/2048		4,177	4,553,909
Series 2019 3.50%, 10/01/2049-11/01/2049		3,419	3,655,275
4.00%, 06/01/2049		1,432	1,550,579
Series 2020 3.50%, 01/01/2050		2,509	2,712,908

	Principal Amount (000)		U.S. $ Value

FHLMC Uniform Mortgage-Backed Security Series 2019 3.50%, 09/01/2049	U.S.$	2,904	$3,137,429
Government National Mortgage Association Series 2016 3.00%, 04/20/2046-05/20/2046		766	814,233
Series 2019 3.00%, 07/01/2050, TBA		1,475	1,562,520
Uniform Mortgage-Backed Security Series 2019 2.50%, 07/01/2050, TBA		5,025	5,239,347

			67,842,665

Agency Fixed Rate 15-Year – 0.3%
Federal National Mortgage Association Series 2013 2.50%, 03/01/2028-06/01/2028		70	73,283
Series 2014 2.50%, 09/01/2029		199	209,069
Series 2016 2.50%, 11/01/2031-01/01/2032		3,324	3,490,200
Series 2017 2.50%, 02/01/2032		139	146,383

			3,918,935

Total Mortgage Pass - Throughs (cost $68,896,182)			71,761,600

COMMERCIAL MORTGAGE-BACKED SECURITIES – 5.3%
Non-Agency Fixed Rate CMBS – 3.9%
BAMLL Commercial Mortgage Securities Trust Series 2013-WBRK, Class D 3.652%, 03/10/2037(a)		500	440,020
Banc of America Commercial Mortgage Trust Series 2015-UBS7, Class AS 3.989%, 09/15/2048		85	90,722
CCUBS Commercial Mortgage Trust Series 2017-C1, Class A4 3.544%, 11/15/2050		615	688,481
CFCRE Commercial Mortgage Trust Series 2016-C4, Class A4 3.283%, 05/10/2058		1,250	1,346,669
CGRBS Commercial Mortgage Trust Series 2013-VN05, Class A 3.369%, 03/13/2035(a)		2,120	2,237,681
Citigroup Commercial Mortgage Trust Series 2015-GC27, Class A5 3.137%, 02/10/2048		838	890,351
Series 2015-GC35, Class A4 3.818%, 11/10/2048		525	581,873
Series 2016-C1, Class A4 3.209%, 05/10/2049		1,411	1,529,457
Series 2016-GC36, Class A5 3.616%, 02/10/2049		645	710,830

	Principal Amount (000)		U.S. $ Value

Series 2017-P8, Class AS 3.789%, 09/15/2050	U.S.$	267	$295,297
Series 2018-B2, Class A4 4.009%, 03/10/2051		450	520,909
COMM Mortgage Trust Series 2015-3BP, Class A 3.178%, 02/10/2035(a)		280	296,264
Commercial Mortgage Trust Series 2010-C1, Class D 6.05%, 07/10/2046(a)		1,070	1,032,539
Series 2013-CR12, Class A4 4.046%, 10/10/2046		500	538,244
Series 2014-UBS3, Class A4 3.819%, 06/10/2047		570	614,945
Series 2014-UBS5, Class A4 3.838%, 09/10/2047		990	1,073,378
Series 2015-CR24, Class A5 3.696%, 08/10/2048		655	722,639
Series 2015-DC1, Class A5 3.35%, 02/10/2048		1,005	1,083,131
Series 2015-LC21, Class XA 0.848%, 07/10/2048(f)		4,960	140,990
CSAIL Commercial Mortgage Trust Series 2015-C2, Class A4 3.504%, 06/15/2057		736	795,324
Series 2015-C3, Class A4 3.718%, 08/15/2048		671	734,133
Series 2015-C4, Class A4 3.808%, 11/15/2048		1,775	1,956,401
GS Mortgage Securities Trust Series 2011-GC5, Class AS 5.209%, 08/10/2044(a)		650	664,808
Series 2011-GC5, Class D 5.555%, 08/10/2044(a)		860	637,970
Series 2013-G1, Class A1 2.059%, 04/10/2031(a)		170	170,587
Series 2013-G1, Class A2 3.557%, 04/10/2031(a)		1,094	1,076,200
Series 2013-GC12, Class B 3.777%, 06/10/2046		465	456,881
Series 2014-GC18, Class D 5.155%, 01/10/2047(a)		100	80,383
Series 2014-GC22, Class A5 3.862%, 06/10/2047		1,128	1,220,157
Series 2018-GS9, Class A4 3.992%, 03/10/2051		1,640	1,872,087
JP Morgan Chase Commercial Mortgage Securities Trust Series 2011-C5, Class D 5.605%, 08/15/2046(a)		116	93,280
Series 2012-C6, Class E 5.324%, 05/15/2045(a)		375	221,737
Series 2012-C8, Class AS 3.424%, 10/15/2045(a)		1,400	1,426,979
Series 2012-CBX, Class E 5.303%, 06/15/2045(a)		305	182,427

	Principal Amount (000)		U.S. $ Value

JPMBB Commercial Mortgage Securities Trust Series 2014-C21, Class A5 3.775%, 08/15/2047	U.S.$	1,085	$1,176,401
Series 2014-C21, Class B 4.341%, 08/15/2047		150	148,036
Series 2014-C22, Class XA 0.985%, 09/15/2047(f)		14,582	415,118
Series 2014-C26, Class AS 3.80%, 01/15/2048		770	810,036
Series 2015-C30, Class A5 3.822%, 07/15/2048		655	722,424
Series 2015-C31, Class A3 3.801%, 08/15/2048		1,344	1,482,775
Series 2015-C31, Class B 4.773%, 08/15/2048		290	306,219
Series 2015-C33, Class AS 4.023%, 12/15/2048		440	474,186
JPMCC Commercial Mortgage Securities Trust Series 2017-JP7, Class XA 1.211%, 09/15/2050(f)		4,262	222,023
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ 5.452%, 09/15/2039		205	118,425
LSTAR Commercial Mortgage Trust Series 2016-4, Class A2 2.579%, 03/10/2049(a)		1,327	1,348,102
Morgan Stanley Capital I Trust Series 2011-C1, Class D 5.684%, 09/15/2047(a)		100	99,273
Series 2011-C3, Class C 5.419%, 07/15/2049(a)		380	338,133
Series 2016-UB12, Class A4 3.596%, 12/15/2049		1,005	1,105,782
SG Commercial Mortgage Securities Trust Series 2016-C5, Class B 3.933%, 10/10/2048		490	497,406
UBS Commercial Mortgage Trust Series 2018-C10, Class A4 4.313%, 05/15/2051		1,220	1,423,237
Series 2018-C8, Class A4 3.983%, 02/15/2051		1,020	1,167,454
Series 2018-C9, Class A4 4.117%, 03/15/2051		1,690	1,925,346
Series 2019-C17, Class AS 3.203%, 10/15/2052		364	380,266
UBS-Barclays Commercial Mortgage Trust Series 2012-C4, Class A5 2.85%, 12/10/2045		2,030	2,088,898
Wells Fargo Commercial Mortgage Trust Series 2015-SG1, Class C 4.613%, 09/15/2048		669	599,984
Series 2016-LC25, Class C 4.565%, 12/15/2059		125	110,172
Series 2016-NXS6, Class C 4.458%, 11/15/2049		750	679,369
Series 2018-C43, Class A4 4.012%, 03/15/2051		450	518,407
Series 2018-C48, Class A5 4.302%, 01/15/2052		152	179,573

	Principal Amount (000)		U.S. $ Value

WF-RBS Commercial Mortgage Trust Series 2011-C3, Class C 5.335%, 03/15/2044(a)	U.S.$	410	$396,733
Series 2014-C24, Class AS 3.931%, 11/15/2047		143	150,766

			45,308,318

Non-Agency Floating Rate CMBS – 1.4%
Ashford Hospitality Trust Series 2018-ASHF, Class A 1.085% (LIBOR 1 Month + 0.90%), 04/15/2035(a) (c)		826	766,091
Series 2018-KEYS, Class A 1.185% (LIBOR 1 Month + 1.00%), 06/15/2035(a) (c)		1,965	1,822,248
BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 1.185% (LIBOR 1 Month + 1.00%), 11/15/2033(c) (g)		1,935	1,817,247
BFLD Series 2019-DPLO, Class D 2.025% (LIBOR 1 Month + 1.84%), 10/15/2034(a) (c)		631	561,465
BHMS Series 2018-ATLS, Class A 1.435% (LIBOR 1 Month + 1.25%), 07/15/2035(c) (g)		1,512	1,432,118
BHP Trust Series 2019-BXHP, Class C 1.707% (LIBOR 1 Month + 1.52%), 08/15/2036(a) (c)		335	306,491
BX Commercial Mortgage Trust Series 2019-IMC, Class A 1.185% (LIBOR 1 Month + 1.00%), 04/15/2034(a) (c)		712	683,929
BX Trust Series 2018-EXCL, Class A 1.272% (LIBOR 1 Month + 1.09%), 09/15/2037(a) (c)		1,484	1,320,545
CLNY Trust Series 2019-IKPR, Class D 2.21% (LIBOR 1 Month + 2.03%), 11/15/2038(a) (c)		915	768,382
DBWF Mortgage Trust Series 2018-GLKS, Class A 1.224% (LIBOR 1 Month + 1.03%), 12/19/2030(a) (c)		1,631	1,549,499

	Principal Amount (000)		U.S. $ Value

Great Wolf Trust Series 2019-WOLF, Class A 1.219% (LIBOR 1 Month + 1.03%), 12/15/2036(a) (c)	U.S.$	570	$547,385
GS Mortgage Securities Corp. Trust Series 2019-BOCA, Class A 1.385% (LIBOR 1 Month + 1.20%), 06/15/2038(a) (c)		751	716,727
Series 2019-SMP, Class A 1.335% (LIBOR 1 Month + 1.15%), 08/15/2032(a) (c)		820	778,922
Series 2019-SMP, Class D 2.135% (LIBOR 1 Month + 1.95%), 08/15/2032(a) (c)		230	193,519
Invitation Homes Trust Series 2018-SFR4, Class A 1.294% (LIBOR 1 Month + 1.10%), 01/17/2038(a) (c)		862	860,603
JP Morgan Chase Commercial Mortgage Securities Trust Series 2020-NNN, Class EFL 2.045% (LIBOR 1 Month + 1.85%), 01/16/2037(a) (c)		143	129,638
Morgan Stanley Capital I Trust Series 2015-XLF2, Class SNMA 2.135% (LIBOR 1 Month + 1.95%), 11/15/2026(c) (g)		246	223,265
Natixis Commercial Mortgage Securities Trust Series 2018-850T, Class A 0.968% (LIBOR 1 Month + 0.78%), 07/15/2033(a) (c)		610	593,284
Series 2019-MILE, Class A 1.685% (LIBOR 1 Month + 1.50%), 07/15/2036(a) (c)		372	364,872
Starwood Retail Property Trust Series 2014-STAR, Class A 1.655% (LIBOR 1 Month + 1.47%), 11/15/2027(a) (c)		1,909	1,458,039

			16,894,269

Total Commercial Mortgage-Backed Securities (cost $62,735,397)			62,202,587

COLLATERALIZED MORTGAGE OBLIGATIONS – 4.3%
Risk Share Floating Rate – 3.7%
Bellemeade Re Ltd. Series 2018-2A, Class M1B 1.535% (LIBOR 1 Month + 1.35%), 08/25/2028(a) (c)		336	333,781
Series 2018-3A, Class M1B 2.035% (LIBOR 1 Month + 1.85%), 10/25/2028(a) (c)		360	356,722
Series 2019-1A, Class M1B 1.935% (LIBOR 1 Month + 1.75%), 03/25/2029(a) (c)		1,469	1,368,013

	Principal Amount (000)		U.S. $ Value

Series 2019-2A, Class M1C 2.185% (LIBOR 1 Month + 2.00%), 04/25/2029(a) (c)	U.S.$	829	$814,950
Series 2019-3A, Class M1B 1.785% (LIBOR 1 Month + 1.60%), 07/25/2029(a) (c)		1,011	979,305
Series 2019-3A, Class M1C 2.135% (LIBOR 1 Month + 1.95%), 07/25/2029(a) (c)		441	411,120
Series 2019-4A, Class M1B 2.185% (LIBOR 1 Month + 2.00%), 10/25/2029(a) (c)		910	875,258
Series 2019-4A, Class M1C 2.685% (LIBOR 1 Month + 2.50%), 10/25/2029(a) (c)		235	209,653
Series 2019-4A, Class M2 3.035% (LIBOR 1 Month + 2.85%), 10/25/2029(a) (c)		330	242,141
Connecticut Avenue Securities Trust Series 2018-R07, Class 1M2 2.585% (LIBOR 1 Month + 2.40%), 04/25/2031(a) (c)		418	413,772
Series 2019-R02, Class 1M2 2.485% (LIBOR 1 Month + 2.30%), 08/25/2031(a) (c)		487	479,326
Series 2019-R03, Class 1M2 2.335% (LIBOR 1 Month + 2.15%), 09/25/2031(a) (c)		320	316,192
Series 2019-R04, Class 2M2 2.285% (LIBOR 1 Month + 2.10%), 06/25/2039(a) (c)		594	576,692
Series 2019-R05, Class 1M2 2.185% (LIBOR 1 Month + 2.00%), 07/25/2039(a) (c)		586	572,796
Series 2019-R06, Class 2M2 2.285% (LIBOR 1 Month + 2.10%), 09/25/2039(a) (c)		1,082	1,049,214
Series 2019-R07, Class 1M2 2.285% (LIBOR 1 Month + 2.10%), 10/25/2039(a) (c)		1,475	1,429,750
Series 2020-R01, Class 1M2 2.235% (LIBOR 1 Month + 2.05%), 01/25/2040(a) (c)		910	863,555
Series 2020-R02, Class 2M1 0.935% (LIBOR 1 Month + 0.75%), 01/25/2040(a) (c)		305	301,863
Eagle RE Ltd. Series 2018-1, Class M1 1.885% (LIBOR 1 Month + 1.70%), 11/25/2028(a) (c)		295	285,808
Eagle Re Ltd. Series 2018-1, Class M2 3.185% (LIBOR 1 Month + 3.00%), 11/25/2028(a) (c)		295	280,277

	Principal Amount (000)		U.S. $ Value

Eagle RE Ltd. Series 2020-1, Class M1A 1.085% (LIBOR 1 Month + 0.90%), 01/25/2030(a) (c)	U.S.$	1,045	$1,029,569
Federal Home Loan Mortgage Corp. Series 2019-DNA3, Class M2 2.235% (LIBOR 1 Month + 2.05%), 07/25/2049(a) (c) 148			144,279
Series 2019-DNA4, Class M2 2.135% (LIBOR 1 Month + 1.95%), 10/25/2049(a) (c)		1,060	1,039,127
Series 2019-FTR2, Class M2 2.335% (LIBOR 1 Month + 2.15%), 11/25/2048(a) (c)		482	454,771
Series 2019-HQA3, Class M2 2.035% (LIBOR 1 Month + 1.85%), 09/25/2049(a) (c)		225	217,301
Series 2019-HQA4, Class M1 0.955% (LIBOR 1 Month + 0.77%), 11/25/2049(a) (c)		77	76,482
Series 2020-DNA1, Class M2 1.885% (LIBOR 1 Month + 1.70%), 01/25/2050(a) (c)		895	855,386
Series 2020-HQA2, Class M1 1.285% (LIBOR 1 Month + 1.10%), 03/25/2050(a) (c)		781	777,683
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2013-DN1, Class M2 7.335% (LIBOR 1 Month + 7.15%), 07/25/2023(c)		1,032	905,111
Series 2013-DN2, Class M2 4.435% (LIBOR 1 Month + 4.25%), 11/25/2023(c)		284	225,888
Series 2015-DNA1, Class M2 2.035% (LIBOR 1 Month + 1.85%), 10/25/2027(c)		76	76,328
Series 2015-DNA1, Class M3 3.485% (LIBOR 1 Month + 3.30%), 10/25/2027(c)		250	253,767
Series 2015-DNA3, Class M3 4.885% (LIBOR 1 Month + 4.70%), 04/25/2028(c)		308	320,002
Series 2015-HQA2, Class M3 4.985% (LIBOR 1 Month + 4.80%), 05/25/2028(c)		505	522,572
Series 2016-DNA1, Class M3 5.718% (LIBOR 1 Month + 5.55%), 07/25/2028(c)		292	304,730
Series 2016-DNA2, Class M3 4.835% (LIBOR 1 Month + 4.65%), 10/25/2028(c)		724	753,919
Series 2016-DNA4, Class M2 1.485% (LIBOR 1 Month + 1.30%), 03/25/2029(c)		20	19,763

	Principal Amount (000)		U.S. $ Value

Series 2016-DNA4, Class M3 3.985% (LIBOR 1 Month + 3.80%), 03/25/2029(c)	U.S.$	1,250	$1,262,525
Series 2017-DNA1, Class M2 3.435% (LIBOR 1 Month + 3.25%), 07/25/2029(c)		265	267,315
Series 2017-DNA2, Class M2 3.635% (LIBOR 1 Month + 3.45%), 10/25/2029(c)		434	439,453
Series 2017-DNA3, Class M2 2.685% (LIBOR 1 Month + 2.50%), 03/25/2030(c)		1,040	1,045,118
Series 2017-HQA1, Class M2 3.735% (LIBOR 1 Month + 3.55%), 08/25/2029(c)		520	528,018
Series 2017-HQA2, Class M2 2.835% (LIBOR 1 Month + 2.65%), 12/25/2029(c)		236	233,674
Federal National Mortgage Association Connecticut Avenue Securities Series 2017-C01, Class 1M2 3.735% (LIBOR 1 Month + 3.55%), 07/25/2029(c)		1,095	1,112,812
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C04, Class 1M2 5.085% (LIBOR 1 Month + 4.90%), 11/25/2024(c)		567	582,197
Series 2014-C04, Class 2M2 5.185% (LIBOR 1 Month + 5.00%), 11/25/2024(c)		442	453,671
Series 2015-C01, Class 1M2 4.485% (LIBOR 1 Month + 4.30%), 02/25/2025(c)		1,228	1,237,632
Series 2015-C01, Class 2M2 4.735% (LIBOR 1 Month + 4.55%), 02/25/2025(c)		307	307,025
Series 2015-C02, Class 1M2 4.185% (LIBOR 1 Month + 4.00%), 05/25/2025(c)		713	719,863
Series 2015-C02, Class 2M2 4.185% (LIBOR 1 Month + 4.00%), 05/25/2025(c)		652	657,877
Series 2015-C03, Class 1M2 5.185% (LIBOR 1 Month + 5.00%), 07/25/2025(c)		823	839,009
Series 2015-C03, Class 2M2 5.185% (LIBOR 1 Month + 5.00%), 07/25/2025(c)		697	711,901
Series 2015-C04, Class 1M2 5.885% (LIBOR 1 Month + 5.70%), 04/25/2028(c)		568	596,884

	Principal Amount (000)		U.S. $ Value

Series 2015-C04, Class 2M2 5.735% (LIBOR 1 Month + 5.55%), 04/25/2028(c)	U.S.$	684	$724,689
Series 2016-C01, Class 2M2 7.135% (LIBOR 1 Month + 6.95%), 08/25/2028(c)		129	136,041
Series 2016-C02, Class 1M2 6.185% (LIBOR 1 Month + 6.00%), 09/25/2028(c)		506	524,854
Series 2016-C03, Class 2M2 6.085% (LIBOR 1 Month + 5.90%), 10/25/2028(c)		450	467,640
Series 2016-C04, Class 1M2 4.435% (LIBOR 1 Month + 4.25%), 01/25/2029(c)		273	282,394
Series 2016-C05, Class 2M2 4.635% (LIBOR 1 Month + 4.45%), 01/25/2029(c)		1,537	1,570,761
Series 2016-C06, Class 1M2 4.435% (LIBOR 1 Month + 4.25%), 04/25/2029(c)		302	315,476
Series 2016-C07, Class 2M2 4.535% (LIBOR 1 Month + 4.35%), 05/25/2029(c)		305	315,082
Series 2017-C02, Class 2M2 3.835% (LIBOR 1 Month + 3.65%), 09/25/2029(c)		658	657,691
Series 2017-C04, Class 2M2 3.035% (LIBOR 1 Month + 2.85%), 11/25/2029(c)		517	507,587
Series 2018-C01, Class 1M2 2.435% (LIBOR 1 Month + 2.25%), 07/25/2030(c)		334	325,602
Home Re Ltd. Series 2018-1, Class M1 1.785% (LIBOR 1 Month + 1.60%), 10/25/2028(a) (c)		155	155,022
JP Morgan Madison Avenue Securities Trust Series 2014-CH1, Class M2 4.435% (LIBOR 1 Month + 4.25%), 11/25/2024(c) (g)		61	56,544
Mortgage Insurance-Linked Notes Series 2019-1, Class M1 2.085% (LIBOR 1 Month + 1.90%), 11/26/2029(a) (c)		875	852,280
Oaktown Re III Ltd. Series 2019-1A, Class M1B 2.135% (LIBOR 1 Month + 1.95%), 07/25/2029(a) (c)		380	372,594

	Principal Amount (000)		U.S. $ Value

PMT Credit Risk Transfer Trust Series 2019-1R, Class A 2.184% (LIBOR 1 Month + 2.00%), 03/27/2024(c) (g)	U.S.$	719	$655,108
Series 2019-2R, Class A 2.934% (LIBOR 1 Month + 2.75%), 05/27/2023(c) (g)		979	921,775
Series 2019-3R, Class A 2.884% (LIBOR 1 Month + 2.70%), 10/27/2022(c) (g)		321	303,495
Series 2020-1R, Class A 2.534% (LIBOR 1 Month + 2.35%), 02/27/2023(a) (c)		705	634,044
Radnor RE Ltd. Series 2019-1, Class M1B 2.135% (LIBOR 1 Month + 1.95%), 02/25/2029(a) (c)		809	801,613
Series 2019-2, Class M1B 1.935% (LIBOR 1 Month + 1.75%), 06/25/2029(a) (c)		1,148	1,133,354
Randnor RE Ltd. Series 2020-1, Class M1A 1.135% (LIBOR 1 Month + 0.95%), 02/25/2030(a) (c)		417	412,092
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 5.435% (LIBOR 1 Month + 5.25%), 11/25/2025(c) (g)		353	322,748
Series 2015-WF1, Class 2M2 5.685% (LIBOR 1 Month + 5.50%), 11/25/2025(c) (g)		108	99,873

			43,680,199

Agency Floating Rate – 0.6%
Federal Home Loan Mortgage Corp. REMICs Series 4116, Class LS 6.015% (6.20% – LIBOR 1 Month), 10/15/2042(c) (h)		814	200,172
Series 4693, Class SL 5.965% (6.15% – LIBOR 1 Month), 06/15/2047(c) (h)		2,484	569,467
Series 4719, Class JS 5.965% (6.15% – LIBOR 1 Month), 09/15/2047(c) (h)		1,052	177,530
Series 4727, Class SA 6.015% (6.20% – LIBOR 1 Month), 11/15/2047(c) (h)		2,655	524,647
Series 4954, Class SL 5.865% (6.05% – LIBOR 1 Month), 02/25/2050(c) (h)		3,096	594,292
Federal National Mortgage Association REMICs Series 2011-131, Class ST 6.356% (6.54% – LIBOR 1 Month), 12/25/2041(c) (h)		1,127	269,448
Series 2012-70, Class SA 6.366% (6.55% – LIBOR 1 Month), 07/25/2042(c) (h)		1,506	390,876

	Principal Amount (000)		U.S. $ Value

Series 2014-17, Class SA 5.866% (6.05% – LIBOR 1 Month), 04/25/2044(c) (h)	U.S.$	3,032	$772,162
Series 2014-78, Class SE 5.916% (6.10% – LIBOR 1 Month), 12/25/2044(c) (h)		1,006	201,294
Series 2014-92, Class SX 5.916% (6.10% – LIBOR 1 Month), 01/25/2045(c) (h)		2,641	632,712
Series 2016-77, Class DS 5.816% (6.00% – LIBOR 1 Month), 10/25/2046(c) (h)		2,417	502,180
Series 2017-16, Class SG 5.866% (6.05% – LIBOR 1 Month), 03/25/2047(c) (h)		1,130	230,374
Series 2017-62, Class AS 5.966% (6.15% – LIBOR 1 Month), 08/25/2047(c) (h)		1,110	205,054
Series 2017-81, Class SA 6.016% (6.20% – LIBOR 1 Month), 10/25/2047(c) (h)		985	222,178
Series 2017-97, Class LS 6.016% (6.20% – LIBOR 1 Month), 12/25/2047(c) (h)		1,774	454,206
Series 2017-97, Class SW 6.016% (6.20% – LIBOR 1 Month), 12/25/2047(c) (h)		942	241,018
Government National Mortgage Association Series 2017-122, Class SA 6.01% (6.20% – LIBOR 1 Month), 08/20/2047(c) (h)		1,089	221,916
Series 2017-134, Class SE 6.01% (6.20% – LIBOR 1 Month), 09/20/2047(c) (h)		1,032	168,076
Series 2017-65, Class ST 5.96% (6.15% – LIBOR 1 Month), 04/20/2047(c) (h)		1,281	271,489

			6,849,091

Non-Agency Floating Rate – 0.0%
Chase Mortgage Reference Notes Series 2019-CL1, Class M3 2.285% (LIBOR 1 Month + 2.10%), 04/25/2047(a) (c)		250	230,131

Total Collateralized Mortgage Obligations (cost $50,545,275)			50,759,421

		Shares

INVESTMENT COMPANIES – 3.1%
Funds and Investment Trusts – 3.1%
AB All Market Real Return Portfolio - Class Z(i) (j) (cost $45,291,823)		4,948,193	36,517,666

	Principal Amount (000)		U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 2.1%
Industrial – 1.4%
Basic – 0.1%
OCI NV 5.00%, 04/15/2023(a)	EUR	445	$502,847
Smurfit Kappa Acquisitions ULC 2.875%, 01/15/2026(a)		530	616,010
WEPA Hygieneprodukte GmbH 2.875%, 12/15/2027(a)		330	362,413
Series JAN 2.875%, 12/15/2027(a)		117	128,218

			1,609,488

Capital Goods – 0.2%
Crown European Holdings SA 2.625%, 09/30/2024(a)		126	143,002
Silgan Holdings, Inc. 2.25%, 06/01/2028(a)		228	246,508
TransDigm, Inc. 6.25%, 03/15/2026(a)	U.S.$	864	861,460
Trivium Packaging Finance BV 5.50%, 08/15/2026(a)		325	330,181
Vertical Midco Gmbh 4.375%, 07/15/2027	EUR	303	340,420

			1,921,571

Communications - Media – 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.00%, 03/01/2023(a)	U.S.$	725	731,634
CSC Holdings LLC 6.75%, 11/15/2021		285	299,067

			1,030,701

Consumer Cyclical - Automotive – 0.1%
Clarios Global LP/Clarios US Finance Co. 4.375%, 05/15/2026(a)	EUR	385	428,166
Ford Motor Co. 8.50%, 04/21/2023	U.S.$	475	502,222
Ford Motor Credit Co. LLC 4.063%, 11/01/2024		325	309,709
IHO Verwaltungs GmbH 3.625% (3.625% Cash or 4.375% PIK), 05/15/2025(a) (k)	EUR	136	152,084
Tenneco, Inc. 5.00%, 07/15/2024(a)		260	265,729

			1,657,910

Consumer Cyclical - Entertainment – 0.0%
Carnival PLC 1.00%, 10/28/2029		490	286,719

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Other – 0.1%
International Game Technology PLC 6.50%, 02/15/2025(a)	U.S.$	885	$904,116

Consumer Cyclical - Retailers – 0.0%
Dufry One BV 2.50%, 10/15/2024(a)	EUR	242	228,472

Consumer Non-Cyclical – 0.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 02/15/2023(a)	U.S.$	1,336	1,352,820
4.625%, 01/15/2027(a)		171	170,990
Catalent Pharma Solutions, Inc. 2.375%, 03/01/2028(a)	EUR	237	252,956
Cheplapharm Arzneimittel GmbH 3.50%, 02/11/2027(a)		123	134,495
Grifols SA 1.625%, 02/15/2025(a)		747	822,402
Spectrum Brands, Inc. 5.75%, 07/15/2025	U.S.$	821	842,453

			3,576,116

Energy – 0.1%
Hess Midstream Operations LP 5.625%, 02/15/2026(a)		546	540,884
Sunoco LP/Sunoco Finance Corp. 4.875%, 01/15/2023		671	668,370
Transocean Poseidon Ltd. 6.875%, 02/01/2027(a)		375	331,069

			1,540,323

Other Industrial – 0.1%
Rexel SA 2.125%, 06/15/2025(a)	EUR	450	495,216
SPIE SA 3.125%, 03/22/2024(a)		400	447,813

			943,029

Services – 0.1%
Arena Luxembourg Finance SARL 1.875%, 02/01/2028(a)		403	413,103
Intertrust Group BV 3.375%, 11/15/2025(a)		270	303,842
Q-Park Holding I BV 2.00%, 03/01/2027(a)		211	219,583

			936,528

Technology – 0.1%
CommScope, Inc. 5.50%, 03/01/2024(a)	U.S.$	225	227,813
Dell International LLC/EMC Corp. 7.125%, 06/15/2024(a)		51	52,907
EMC Corp. 3.375%, 06/01/2023		645	652,914

			933,634

	Principal Amount (000)		U.S. $ Value

Transportation - Services – 0.1%
Chicago Parking Meters LLC 4.93%, 12/30/2025(l)	U.S.$	800	$925,397
Europcar Mobility Group 4.00%, 04/30/2026(a)	EUR	170	143,878
Loxam SAS 4.25%, 04/15/2024(a)		160	170,830

			1,240,105

			16,808,712

Financial Institutions – 0.7%
Banking – 0.5%
Banco Bilbao Vizcaya Argentaria SA Series 9 6.50%, 03/05/2025(b)	U.S.$	400	386,116
Banco Santander SA 6.75%, 04/25/2022(a) (b)	EUR	500	575,794
Credit Suisse Group AG 7.50%, 07/17/2023-12/11/2023(a) (b)	U.S.$	1,971	2,065,380
Discover Financial Services Series D 6.125%, 06/23/2025(b)		2,363	2,433,157
Intesa Sanpaolo SpA 5.017%, 06/26/2024(a)		400	410,912
Series E 3.928%, 09/15/2026(a)	EUR	29	34,714

			5,906,073

Finance – 0.2%
Lincoln Financing SARL 3.625%, 04/01/2024(a)		445	456,306
Navient Corp. 6.625%, 07/26/2021	U.S.$	1,140	1,117,200

			1,573,506

REITS – 0.0%
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 4.625%, 06/15/2025(a)		241	236,433

			7,716,012

Total Corporates - Non-Investment Grade (cost $24,868,942)			24,524,724

	Principal Amount (000)		U.S. $ Value

QUASI-SOVEREIGNS – 1.9%
Quasi-Sovereign Bonds – 1.9%
Chile – 0.2%
Corp. Nacional del Cobre de Chile 3.15%, 01/14/2030(a)	U.S.$	610	$635,162
3.75%, 01/15/2031(a)		976	1,061,400
Empresa de Transporte de Pasajeros Metro SA 3.65%, 05/07/2030(a)		600	645,450

			2,342,012

China – 1.3%
China Development Bank Series 1805 4.88%, 02/09/2028	CNY	37,240	5,779,514
Series 1903 3.30%, 02/01/2024		2,600	372,511
Series 1904 3.68%, 02/26/2026		54,970	7,943,418
State Grid Overseas Investment Ltd. 4.125%, 05/07/2024(a)	U.S.$	951	1,046,397

			15,141,840

Indonesia – 0.2%
Indonesia Asahan Aluminium Persero PT 4.75%, 05/15/2025(a)		762	818,145
Pertamina Persero PT 3.10%, 08/25/2030(a)		300	302,712
6.45%, 05/30/2044(a)		525	669,211
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.125%, 05/15/2027(a)		495	523,926
5.45%, 05/21/2028(a)		618	713,597

			3,027,591

Malaysia – 0.1%
Petronas Capital Ltd. 4.55%, 04/21/2050(a)		647	822,266

Mexico – 0.1%
Petroleos Mexicanos 5.95%, 01/28/2031(a)		131	107,630
6.75%, 09/21/2047		588	451,438
6.84%, 01/23/2030(a)		381	333,791
7.69%, 01/23/2050(a)		445	371,241

			1,264,100

Total Quasi-Sovereigns (cost $21,904,554)			22,597,809

	Principal Amount (000)		U.S. $ Value

ASSET-BACKED SECURITIES – 1.5%
Autos - Fixed Rate – 0.7%
Avis Budget Rental Car Funding AESOP LLC Series 2018-1A, Class A 3.70%, 09/20/2024(a)	U.S.$	1,240	$1,248,524
Series 2018-2A, Class A 4.00%, 03/20/2025(a)		500	504,584
Exeter Automobile Receivables Trust Series 2016-1A, Class D 8.20%, 02/15/2023(a)		323	327,012
Series 2019-3A, Class B 2.58%, 08/15/2023(a)		550	556,253
First Investors Auto Owner Trust Series 2020-1A, Class A 1.49%, 01/15/2025(a)		774	781,852
Flagship Credit Auto Trust Series 2016-2, Class D 8.56%, 11/15/2023(a)		330	343,799
Series 2016-4, Class D 3.89%, 11/15/2022(a)		435	441,092
Series 2017-4, Class A 2.07%, 04/15/2022(a)		1	953
Series 2018-3, Class B 3.59%, 12/16/2024(a)		600	613,944
Hertz Vehicle Financing II LP Series 2015-3A, Class A 2.67%, 09/25/2021(a)		583	574,305
Series 2017-1A, Class A 2.96%, 10/25/2021(a)		1,124	1,113,846
Series 2018-1A, Class A 3.29%, 02/25/2024(a)		363	359,272
Series 2019-1A, Class A 3.71%, 03/25/2023(a)		907	897,637
Series 2019-2A, Class A 3.42%, 05/25/2025(a)		427	422,618
Hertz Vehicle Financing LLC Series 2018-2A, Class A 3.65%, 06/27/2022(a)		403	398,821

			8,584,512

Other ABS - Fixed Rate – 0.5%
Consumer Loan Underlying Bond CLUB Credit Trust Series 2020-P1, Class B 2.92%, 03/15/2028(a)		350	334,115
Consumer Loan Underlying Bond Credit Trust Series 2018-P1, Class A 3.39%, 07/15/2025(a)		24	23,616

	Principal Amount (000)		U.S. $ Value

Marlette Funding Trust Series 2018-3A, Class A 3.20%, 09/15/2028(a)	U.S.$	13	$12,562
Series 2018-4A, Class A 3.71%, 12/15/2028(a)		198	199,448
Series 2019-1A, Class A 3.44%, 04/16/2029(a)		246	248,218
Series 2019-3A, Class A 2.69%, 09/17/2029(a)		589	591,841
Series 2020-1A, Class A 2.24%, 03/15/2030(a)		344	344,646
Prosper Marketplace Issuance Trust Series 2019-3A, Class A 3.19%, 07/15/2025(a)		248	249,271
SBA Tower Trust Series 2014-2A, Class C 3.869%, 10/15/2049(a)		774	817,370
Series 2015-1A, Class C 3.156%, 10/08/2020(a)		538	538,559
SoFi Consumer Loan Program LLC Series 2016-2, Class A 3.09%, 10/27/2025(a)		11	10,610
Series 2016-3, Class A 3.05%, 12/26/2025(a)		10	9,888
Series 2017-2, Class A 3.28%, 02/25/2026(a)		127	127,666
Series 2017-5, Class A2 2.78%, 09/25/2026(a)		439	443,528
Series 2017-6, Class A2 2.82%, 11/25/2026(a)		456	459,390
SoFi Consumer Loan Program Trust Series 2018-1, Class B 3.65%, 02/25/2027(a)		277	278,670
Series 2018-3, Class A2 3.67%, 08/25/2027(a)		635	643,125
Series 2019-3, Class A 2.90%, 05/25/2028(a)		309	313,700

			5,646,223

Credit Cards - Fixed Rate – 0.3%
World Financial Network Credit Card Master Trust Series 2018-A, Class A 3.07%, 12/16/2024		1,340	1,357,562
Series 2018-B, Class M 3.81%, 07/15/2025		445	450,152
Series 2019-B, Class M 3.04%, 04/15/2026		1,065	1,073,729

			2,881,443

Total Asset-Backed Securities (cost $16,987,665)			17,112,178

	Principal Amount (000)		U.S. $ Value

EMERGING MARKETS - TREASURIES – 1.4%
South Africa – 1.4%
Republic of South Africa Government Bond Series 2030 8.00%, 01/31/2030 (cost $15,952,172)	ZAR	309,946	$16,463,893

COLLATERALIZED LOAN OBLIGATIONS – 1.1%
CLO - Floating Rate – 1.1%
Black Diamond CLO Ltd. Series 2016-1A, Class A2AR 2.741% (LIBOR 3 Month + 1.75%), 04/26/2031(a) (c)	U.S.$	250	227,321
Dryden CLO Ltd. Series 2020-77A, Class A 2.374% (LIBOR 3 Month + 2.00%), 05/20/2031(a) (c)		730	731,801
Series 2020-78A, Class C 3.217% (LIBOR 3 Month + 1.95%), 04/17/2033(a) (c)		830	782,742
Series 2020-78A, Class D 4.267% (LIBOR 3 Month + 3.00%), 04/17/2033(a) (c)		500	443,376
Elevation CLO Ltd. Series 2020-11A, Class C 3.523% (LIBOR 3 Month + 2.20%), 04/15/2033(a) (c)		670	646,520
Goldentree Loan Management US Clo Ltd. Series 2020-7A, Class A 2.308% (LIBOR 3 Month + 1.90%), 04/20/2031(a) (c)		1,079	1,081,995
Greywolf CLO V Ltd. Series 2015-1A, Class A1R 2.151% (LIBOR 3 Month + 1.16%), 01/27/2031(a) (c)		344	336,371
Greywolf CLO VI Ltd. Series 2018-1A, Class A1 2.021% (LIBOR 3 Month + 1.03%), 04/26/2031(a) (c)		250	242,989
Series 2018-1A, Class A2 2.621% (LIBOR 3 Month + 1.63%), 04/26/2031(a) (c)		250	242,756
ICG US CLO Ltd. Series 2015-1A, Class A1R 2.275% (LIBOR 3 Month + 1.14%), 10/19/2028(a) (c)		570	559,452
Kayne CLO Ltd. Series 2020-7A, Class C 3.407% (LIBOR 3 Month + 2.00%), 04/17/2033(a) (c)		250	240,957

	Principal Amount (000)		U.S. $ Value

Magnetite CLO Ltd. Series 2020-26A, Class A 1.949% (LIBOR 3 Month + 1.75%), 07/15/2030(a) (c)	U.S.$	1,351	$1,351,300
Marble Point CLO XI Ltd. Series 2017-2A, Class A 2.315% (LIBOR 3 Month + 1.18%), 12/18/2030(a) (c)		678	658,308
OCP CLO Ltd. Series 2020-18A, Class A 2.053% (LIBOR 3 Month + 1.80%), 04/20/2030(a) (c)		1,089	1,090,760
Octagon Loan Funding Ltd. Series 2014-1A, Class ARR 1.566% (LIBOR 3 Month + 1.18%), 11/18/2031(a) (c)		461	448,928
OZLM XVIII Ltd. Series 2018-18A, Class A 2.239% (LIBOR 3 Month + 1.02%), 04/15/2031(a) (c)		745	720,915
OZLM XXII Ltd. Series 2018-22A, Class A1 2.205% (LIBOR 3 Month + 1.07%), 01/17/2031(a) (c)		302	292,270
Romark CLO III Ltd. Series 2019-3A, Class A1 2.589% (LIBOR 3 Month + 1.37%), 07/15/2032(a) (c)		650	626,432
SCFF I Ltd. Series 2020-1A, Class A2A 4.111% (LIBOR 3 Month + 3.25%), 04/15/2031(a) (c)		250	249,945
Sound Point CLO XIX Ltd. Series 2018-1A, Class A 2.219% (LIBOR 3 Month + 1.00%), 04/15/2031(a) (c)		1,050	1,008,197
THL Credit Wind River CLO Ltd. Series 2014-2A, Class AR 2.359% (LIBOR 3 Month + 1.14%), 01/15/2031(a) (c)		722	701,626
Series 2017-4A, Class B 1.827% (LIBOR 3 Month + 1.45%), 11/20/2030(a) (c)		300	287,741
Voya CLO Ltd. Series 2019-1A, Class DR 4.069% (LIBOR 3 Month + 2.85%), 04/15/2031(a) (c)		340	300,299

Total Collateralized Loan Obligations (cost $13,653,737)			13,273,001

GOVERNMENTS - SOVEREIGN BONDS – 1.0%
Chile – 0.0%
Chile Government International Bond 1.625%, 01/30/2025	EUR	438	515,467

	Principal Amount (000)		U.S. $ Value

Colombia – 0.1%
Colombia Government International Bond 3.125%, 04/15/2031	U.S.$	1,244	$1,235,292

Indonesia – 0.0%
Indonesia Government International Bond 5.875%, 01/15/2024(a)		470	532,422

Israel – 0.1%
Israel Government International Bond 3.875%, 07/03/2050		766	908,189

Mexico – 0.1%
Mexico Government International Bond 3.90%, 04/27/2025		871	933,712

Peru – 0.1%
Peruvian Government International Bond 2.392%, 01/23/2026		1,179	1,224,686

Qatar – 0.2%
Qatar Government International Bond 3.40%, 04/16/2025(a)		875	953,750
3.875%, 04/23/2023(a)		750	805,313

			1,759,063

Saudi Arabia – 0.2%
Saudi Government International Bond 2.90%, 10/22/2025(a)		1,201	1,273,060
4.375%, 04/16/2029(a)		585	681,342

			1,954,402

United Arab Emirates – 0.2%
Abu Dhabi Government International Bond 2.50%, 04/16/2025(a)		955	992,006
3.875%, 04/16/2050(a)		633	746,149

			1,738,155

Uruguay – 0.0%
Uruguay Government International Bond 4.375%, 01/23/2031		268	313,639

Total Governments - Sovereign Bonds (cost $10,386,434)			11,115,027

COVERED BONDS – 0.8%
BPCE SFH SA 2.375%, 11/29/2023(a)	EUR	600	737,384
Commonwealth Bank of Australia Series E 0.75%, 11/04/2021(a)		610	695,478
Credit Suisse AG/Guernsey 1.75%, 01/15/2021(a)		560	636,338
DNB Boligkreditt AS 3.875%, 06/16/2021(a)		473	553,129

	Principal Amount (000)		U.S. $ Value

National Bank of Canada 1.50%, 03/25/2021(a)	EUR	461	$524,889
Nordea Hypotek AB Series 5534 1.00%, 09/18/2024(a)	SEK	7,400	820,757
Royal Bank of Canada 1.625%, 08/04/2020(a)	EUR	575	647,194
Santander UK PLC 1.625%, 11/26/2020(a)		564	638,964
Swedbank Hypotek AB Series 194 1.00%, 09/18/2024(a)	SEK	14,800	1,641,513
Turkiye Vakiflar Bankasi TAO 2.375%, 05/04/2021(a)	EUR	435	485,208
UBS AG/London 1.375%, 04/16/2021(a)		1,105	1,258,351
4.00%, 04/08/2022(a)		495	598,337
Westpac Banking Corp. Series E 1.50%, 03/24/2021(a)		585	665,976

Total Covered Bonds (cost $9,792,590)			9,903,518

AGENCIES – 0.7%
Agency Debentures – 0.7%
Federal Home Loan Bank 1.875%, 07/07/2021	U.S.$	1,210	1,230,715
2.50%, 02/13/2024		585	631,057
Residual Funding Corp. Principal Strip Zero Coupon 07/15/2020		6,490	6,488,572

Total Agencies (cost $8,273,409)			8,350,344

EMERGING MARKETS - CORPORATE BONDS – 0.5%
Industrial – 0.5%
Capital Goods – 0.1%
Cemex SAB de CV 7.375%, 06/05/2027(a)		488	492,200
Embraer Netherlands Finance BV 5.40%, 02/01/2027		725	641,625
Odebrecht Finance Ltd. 5.25%, 06/27/2029(a) (m) (n)		215	8,600
7.125%, 06/26/2042(a) (m) (n)		760	41,800

			1,184,225

Communications - Media – 0.2%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(a)		1,127	1,017,118
Weibo Corp. 3.375%, 07/08/2030		1,306	1,297,341

			2,314,459

	Principal Amount (000)		U.S. $ Value

Consumer Non-Cyclical – 0.1%
BRF GmbH 4.35%, 09/29/2026(a)	U.S.$	475	$458,375
BRF SA 3.95%, 05/22/2023(a)		478	473,669
4.875%, 01/24/2030(a)		290	274,684

			1,206,728

Transportation - Services – 0.1%
Rumo Luxembourg SARL 5.875%, 01/18/2025(a)		615	648,825
7.375%, 02/09/2024(a)		510	534,607

			1,183,432

			5,888,844

Utility – 0.0%
Electric – 0.0%
Centrais Eletricas Brasileiras SA 3.625%, 02/04/2025(a)		202	197,455
Terraform Global Operating LLC 6.125%, 03/01/2026(g)		133	130,647

			328,102

Total Emerging Markets - Corporate Bonds (cost $6,816,400)			6,216,946

EMERGING MARKETS - SOVEREIGNS – 0.5%
Bahrain – 0.1%
Bahrain Government International Bond 5.625%, 09/30/2031(a)		690	695,606

Brazil – 0.1%
Brazilian Government International Bond 2.875%, 06/06/2025		868	855,848
3.875%, 06/12/2030		547	527,855

			1,383,703

Dominican Republic – 0.1%
Dominican Republic International Bond 5.95%, 01/25/2027(a)		751	755,459

Egypt – 0.0%
Egypt Government International Bond 6.125%, 01/31/2022(a)		433	443,419

El Salvador – 0.0%
El Salvador Government International Bond 7.125%, 01/20/2050(a)		152	123,880

Ivory Coast – 0.0%
Ivory Coast Government International Bond 5.875%, 10/17/2031(a)	EUR	190	200,457

	Principal Amount (000)		U.S. $ Value

Nigeria – 0.0%
Nigeria Government International Bond 6.75%, 01/28/2021(a)	U.S.$	305	$309,098

Senegal – 0.1%
Senegal Government International Bond 6.25%, 05/23/2033(a)		655	666,667
6.75%, 03/13/2048(a)		275	266,235

			932,902

South Africa – 0.1%
Republic of South Africa Government International Bond 4.30%, 10/12/2028		515	478,306

Total Emerging Markets - Sovereigns (cost $5,311,220)			5,322,830

SUPRANATIONALS – 0.2%
Supranational – 0.2%
European Financial Stability Facility 0.125%, 10/17/2023(a)	EUR	1,703	1,955,566
European Investment Bank 4.75%, 08/07/2024(a)	AUD	809	649,583

Total Supranationals (cost $2,619,631)			2,605,149

GOVERNMENTS - SOVEREIGN AGENCIES – 0.2%
Canada – 0.2%
Canada Housing Trust No. 1 1.80%, 12/15/2024(a) (cost $1,693,587)	CAD	2,225	1,723,605

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.1%
United States – 0.1%
State of California 5.70%, 11/01/2021 (cost $998,739)	U.S.$	935	998,730

LOCAL GOVERNMENTS - PROVINCIAL BONDS – 0.1%
United States – 0.1%
Province of Manitoba Canada 3.85%, 12/01/2021 (cost $1,258,709)	CAD	1,220	941,986

	Notional Amount (000)		U.S. $ Value

OPTIONS PURCHASED - PUTS – 0.0%
Swaptions – 0.0%
IRS Swaption Expiration: Sep 2020; Contracts: 4,630,000; Exercise Price: USD 1.23; Counterparty: JPMorgan Chase Bank, NA(m)	USD	4,630,000	$68,578
IRS Swaption Expiration: Oct 2020; Contracts: 5,530,000; Exercise Price: USD 1.02; Counterparty: Bank of America, NA(m)		5,530,000	211,186

Total Options Purchased - Puts (premiums paid $403,661)			279,764

OPTIONS PURCHASED - CALLS – 0.0%
Swaptions – 0.0%
IRS Swaption Expiration: Jun 2020; Contracts: 6,370,000; Exercise Rate:0.48%; Counterparty: Bank of America, N.A.(m) (premiums paid $199,381)		6,370,000	0

	Shares

SHORT-TERM INVESTMENTS – 4.7%
Investment Companies – 1.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.13%(i) (j) (o) (cost $21,206,167)		21,206,167	21,206,167

	Principal Amount (000)

U.S. Treasury Bill – 1.6%
U.S. Treasury Bill Zero Coupon, 07/16/2020-09/10/2020 (cost $18,120,781)	U.S.$	18,125	18,121,287

Governments - Treasuries – 1.3%
Japan – 1.3%
Japan Treasury Discount Bill Series 886 Zero Coupon, 08/11/2020	JPY	369,150	3,419,360
Series 909 Zero Coupon, 08/24/2020		1,252,900	11,606,357

Total Governments - Treasuries (cost $15,033,904)			15,025,717

Short-Term Municipal Notes – 0.0%
New York – 0.0%
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2020B, 5.00% (cost $175,653)	U.S.$	170	175,981

Total Short-Term Investments (cost $54,536,505)			54,529,152

Total Investments – 100.6% (cost $1,140,113,866)(p)			1,179,020,513
Other assets less liabilities – (0.6)%			(6,831,058)

Net Assets – 100.0%			$1,172,189,455

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
3 Yr Australian Bond Futures	103	September 2020	$8,320,645	$3,341
10 Yr Australian Bond Futures	243	September 2020	24,950,968	315,445
10 Yr Japan Bond (OSE) Futures	120	September 2020	168,872,424	(39,256)
Euro Buxl 30 Yr Bond Futures	8	September 2020	1,976,999	80,344
Euro STOXX 50 Index Futures	1,203	September 2020	43,561,100	552,636
Euro-BOBL Futures	239	September 2020	36,244,343	180,969
Euro-Bund Futures	24	September 2020	4,759,683	80,866
FTSE 100 Index Futures	46	September 2020	3,503,991	(25,843)
Hang Seng Index Futures	83	July 2020	12,983,040	(86,859)
Long Gilt Futures	182	September 2020	31,040,064	193,842
MSCI Emerging Markets Futures	758	September 2020	37,358,030	282,666
MSCI Singapore IX ETS Futures	588	July 2020	12,482,764	21,526
Russell 2000 E-Mini Futures	302	September 2020	21,707,760	1,266,074
S&P 500 E-Mini Futures	1,131	September 2020	174,750,810	1,591,374
S&P Mid 400 E-Mini Futures	68	September 2020	12,097,880	435,497
S&P TSX 60 Index Futures	23	September 2020	3,146,067	95,406
TOPIX Index Futures	221	September 2020	31,898,912	(1,442,076)
U.S. 10 Yr Ultra Futures	17	September 2020	2,677,234	16,946
U.S. Long Bond (CBT) Futures	37	September 2020	6,606,813	14,417
U.S. T-Note 2 Yr (CBT) Futures	1,005	September 2020	221,932,267	86,673
U.S. T-Note 5 Yr (CBT) Futures	188	September 2020	23,639,531	122,353
U.S. T-Note 10 Yr (CBT) Futures	819	September 2020	113,981,766	941,887
U.S. Ultra Bond (CBT) Futures	315	September 2020	68,719,219	1,154,898
Sold Contracts
10 Yr Australian Bond Futures	103	September 2020	10,575,925	(51,465)
10 Yr Canadian Bond Futures	325	September 2020	36,823,438	(144,034)
10 Yr Mini Japan Government Bond Futures	37	September 2020	5,204,501	5,840
Euro-Bund Futures	100	September 2020	19,832,014	(261,829)
Euro Buxl 30 Yr Bond Futures	9	September 2020	2,224,125	(116,540)
Mini MSCI EAFE Futures	187	September 2020	16,628,040	(41,970)
SPI 200 Futures	21	September 2020	2,134,687	(24,690)
U.S. 10 Yr Ultra Futures	33	September 2020	5,196,984	(28,927)
U.S. T-Note 2 Yr (CBT) Futures	184	September 2020	40,632,375	(11,634)
U.S. T-Note 5 Yr (CBT) Futures	2	September 2020	251,484	(456)
U.S. T-Note 10 Yr (CBT) Futures	197	September 2020	27,416,859	(112,132)
U.S. Ultra Bond (CBT) Futures	22	September 2020	4,799,438	19,007

				$5,074,296

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	USD	5,284	SGD	7,480	08/27/2020	$84,561
Bank of America, NA	USD	5,620	RUB	409,694	07/14/2020	128,325
Barclays Bank PLC	IDR	48,267,752	USD	3,312	07/23/2020	(858)
Barclays Bank PLC	INR	196,814	USD	2,573	07/23/2020	(26,524)
Barclays Bank PLC	USD	1,190	IDR	17,150,874	07/23/2020	(12,643)
Barclays Bank PLC	USD	1,912	INR	150,021	07/23/2020	69,714
Barclays Bank PLC	USD	1,249	INR	94,192	07/23/2020	(4,692)
Barclays Bank PLC	USD	15,735	CAD	21,271	08/06/2020	(65,935)
Barclays Bank PLC	USD	3,339	CNY	23,682	08/13/2020	4,675
Barclays Bank PLC	USD	2,638	KRW	3,248,351	08/13/2020	70,545
Barclays Bank PLC	TWD	78,804	USD	2,648	08/20/2020	(51,592)
Barclays Bank PLC	USD	2,715	TWD	79,754	08/20/2020	17,030
BNP Paribas SA	BRL	16,967	USD	3,098	07/02/2020	(21,594)
BNP Paribas SA	USD	3,150	BRL	16,967	07/02/2020	(30,093)
BNP Paribas SA	USD	1,836	NOK	16,947	07/15/2020	(75,286)
BNP Paribas SA	ZAR	44,929	USD	2,593	07/17/2020	8,610
BNP Paribas SA	USD	2,569	IDR	36,610,407	07/23/2020	(56,289)
BNP Paribas SA	USD	3,038	PLN	12,104	07/29/2020	21,908
BNP Paribas SA	CAD	3,228	USD	2,408	08/06/2020	29,732
BNP Paribas SA	CAD	4,166	USD	2,988	08/06/2020	(81,089)
BNP Paribas SA	NZD	25,210	USD	16,419	08/06/2020	149,969
BNP Paribas SA	NZD	1,966	USD	1,257	08/06/2020	(11,493)
BNP Paribas SA	USD	4,116	CAD	5,512	08/06/2020	(55,713)
BNP Paribas SA	USD	2,707	CNY	19,205	08/13/2020	4,752
BNP Paribas SA	USD	2,707	SGD	3,772	08/27/2020	289
Citibank, NA	BRL	16,928	USD	3,183	07/02/2020	70,391
Citibank, NA	BRL	32,413	USD	5,919	07/02/2020	(41,251)
Citibank, NA	USD	3,091	BRL	16,928	07/02/2020	21,545
Citibank, NA	USD	6,118	BRL	32,413	07/02/2020	(157,519)
Citibank, NA	USD	1,610	RUB	119,403	07/14/2020	65,445
Citibank, NA	CLP	4,093,567	USD	4,986	07/15/2020	692
Citibank, NA	CLP	2,170,561	USD	2,634	07/15/2020	(9,716)
Citibank, NA	COP	6,289,947	USD	1,672	07/15/2020	5
Citibank, NA	USD	6,357	CLP	4,881,385	07/15/2020	(412,328)
Citibank, NA	USD	5,869	NOK	57,500	07/15/2020	104,821
Citibank, NA	GBP	4,477	USD	5,671	07/17/2020	123,214
Citibank, NA	GBP	13,142	USD	16,074	07/17/2020	(211,711)
Citibank, NA	INR	74,960	USD	959	07/23/2020	(30,628)
Citibank, NA	PLN	20,896	USD	4,971	07/29/2020	(310,803)
Citibank, NA	BRL	18,238	USD	3,409	08/04/2020	60,685
Citibank, NA	EUR	3,395	USD	3,843	08/06/2020	26,058
Citibank, NA	USD	4,835	EUR	4,268	08/06/2020	(35,990)
Citibank, NA	MXN	72,229	USD	3,149	08/07/2020	21,984
Citibank, NA	TWD	150,264	USD	5,056	08/20/2020	(91,851)
Citibank, NA	CHF	2,876	USD	3,000	08/28/2020	(41,307)
Credit Suisse International	NOK	26,761	USD	2,620	07/15/2020	(160,797)
Credit Suisse International	SEK	80,180	USD	8,733	07/15/2020	126,997
Credit Suisse International	SEK	46,171	USD	4,776	07/15/2020	(179,361)
Credit Suisse International	USD	2,607	ZAR	43,364	07/17/2020	(111,732)
Credit Suisse International	USD	5,176	PLN	20,889	07/29/2020	104,610
Credit Suisse International	SGD	7,483	USD	5,271	08/27/2020	(99,105)
Credit Suisse International	CHF	2,867	USD	3,037	08/28/2020	6,554
Deutsche Bank AG	USD	2,087	INR	157,743	07/23/2020	(3,741)
Deutsche Bank AG	JPY	1,074,834	USD	9,873	08/07/2020	(86,420)
Goldman Sachs Bank USA	USD	4,756	SEK	45,688	07/15/2020	147,359
Goldman Sachs Bank USA	ZAR	71,179	USD	4,087	07/17/2020	(8,492)
Goldman Sachs Bank USA	CAD	9,588	USD	6,914	08/06/2020	(149,580)
Goldman Sachs Bank USA	USD	5,821	CAD	8,073	08/06/2020	125,940
Goldman Sachs Bank USA	USD	2,632	MXN	59,235	08/07/2020	(67,106)
Goldman Sachs Bank USA	MYR	32,204	USD	7,843	08/13/2020	343,971
Goldman Sachs Bank USA	USD	1,601	MYR	6,636	08/13/2020	(55,869)
HSBC Bank USA	ZAR	41,393	USD	2,216	07/17/2020	(165,593)
HSBC Bank USA	NZD	3,298	USD	2,096	08/06/2020	(31,799)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
HSBC Bank USA	USD	16,026	NZD	25,210	08/06/2020	$243,097
HSBC Bank USA	CNY	22,385	USD	3,159	08/13/2020	(952)
HSBC Bank USA	USD	3,471	TWD	101,326	08/20/2020	(46)
JPMorgan Chase Bank, NA	NOK	30,719	USD	3,024	07/15/2020	(168,061)
JPMorgan Chase Bank, NA	SEK	70,320	USD	7,657	07/15/2020	109,620
JPMorgan Chase Bank, NA	USD	2,695	NOK	24,977	07/15/2020	(100,284)
JPMorgan Chase Bank, NA	USD	4,739	SEK	45,688	07/15/2020	164,661
JPMorgan Chase Bank, NA	GBP	1,608	USD	2,048	07/17/2020	55,494
JPMorgan Chase Bank, NA	GBP	2,821	USD	3,490	07/17/2020	(4,985)
JPMorgan Chase Bank, NA	USD	1,602	IDR	25,656,960	07/23/2020	159,482
JPMorgan Chase Bank, NA	USD	6,000	CAD	8,271	08/06/2020	93,170
JPMorgan Chase Bank, NA	USD	7,247	EUR	6,450	08/06/2020	4,712
JPMorgan Chase Bank, NA	USD	28,344	EUR	24,965	08/06/2020	(274,960)
JPMorgan Chase Bank, NA	AUD	8,052	USD	5,591	08/13/2020	33,419
JPMorgan Chase Bank, NA	CHF	15,122	USD	15,959	08/28/2020	(28,373)
Morgan Stanley & Co., Inc.	BRL	32,451	USD	5,970	07/02/2020	2,305
Morgan Stanley & Co., Inc.	USD	5,926	BRL	32,451	07/02/2020	41,301
Morgan Stanley & Co., Inc.	SEK	51,876	USD	5,322	07/15/2020	(246,543)
Morgan Stanley & Co., Inc.	USD	23,588	SEK	228,639	07/15/2020	952,189
Morgan Stanley & Co., Inc.	GBP	3,160	USD	3,900	07/17/2020	(15,700)
Morgan Stanley & Co., Inc.	USD	725	GBP	590	07/17/2020	6,565
Morgan Stanley & Co., Inc.	USD	652	GBP	512	07/17/2020	(17,726)
Morgan Stanley & Co., Inc.	ZAR	16,608	USD	902	07/17/2020	(53,192)
Morgan Stanley & Co., Inc.	USD	1,635	TRY	11,277	07/28/2020	372
Morgan Stanley & Co., Inc.	USD	5,963	BRL	32,451	08/04/2020	(5,713)
Morgan Stanley & Co., Inc.	CAD	2,288	USD	1,676	08/06/2020	(9,503)
Morgan Stanley & Co., Inc.	EUR	88,922	USD	100,542	08/06/2020	561,233
Morgan Stanley & Co., Inc.	USD	22,511	EUR	19,910	08/06/2020	(125,659)
Morgan Stanley & Co., Inc.	JPY	1,046,828	USD	9,839	08/07/2020	139,291
Morgan Stanley & Co., Inc.	JPY	797,524	USD	7,316	08/07/2020	(73,409)
Morgan Stanley & Co., Inc.	USD	20,306	JPY	2,185,165	08/07/2020	(59,059)
Morgan Stanley & Co., Inc.	USD	3,275	MYR	13,584	08/13/2020	(111,559)
Natwest Markets PLC	COP	13,299,274	USD	3,338	07/15/2020	(197,232)
Natwest Markets PLC	USD	3,523	COP	13,240,353	07/15/2020	(3,547)
Natwest Markets PLC	CNY	124,614	USD	17,583	08/13/2020	(9,516)
Standard Chartered Bank	IDR	30,502,269	USD	1,891	07/23/2020	(203,006)
Standard Chartered Bank	INR	73,998	USD	975	07/23/2020	(2,793)
Standard Chartered Bank	USD	3,370	INR	255,381	07/23/2020	2,566
Standard Chartered Bank	USD	3,515	EUR	3,106	08/06/2020	(22,520)
Standard Chartered Bank	KRW	3,236,075	USD	2,693	08/13/2020	(5,699)
Standard Chartered Bank	USD	5,014	TWD	147,671	08/20/2020	45,033
Standard Chartered Bank	USD	10,974	CHF	10,620	08/28/2020	253,930
State Street Bank & Trust Co.	USD	8	SEK	71	07/15/2020	11
State Street Bank & Trust Co.	GBP	465	USD	573	07/17/2020	(4,107)
State Street Bank & Trust Co.	USD	1,180	GBP	964	07/17/2020	14,401
State Street Bank & Trust Co.	ZAR	57,864	USD	3,429	07/17/2020	100,299
State Street Bank & Trust Co.	ZAR	103,683	USD	5,724	07/17/2020	(241,070)
State Street Bank & Trust Co.	CAD	4,310	USD	3,209	08/06/2020	33,456
State Street Bank & Trust Co.	EUR	1,521	USD	1,716	08/06/2020	6,018
State Street Bank & Trust Co.	EUR	566	USD	636	08/06/2020	(332)
State Street Bank & Trust Co.	USD	1,582	EUR	1,412	08/06/2020	5,888
State Street Bank & Trust Co.	USD	518	EUR	459	08/06/2020	(1,712)
State Street Bank & Trust Co.	JPY	766	USD	7	08/07/2020	48
State Street Bank & Trust Co.	JPY	3,519,971	USD	32,406	08/07/2020	(208,504)
State Street Bank & Trust Co.	USD	10,148	JPY	1,102,301	08/07/2020	65,294

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	USD	425	JPY	45,531	08/07/2020	$(3,383)
State Street Bank & Trust Co.	USD	243	MXN	5,517	08/07/2020	(4,286)
State Street Bank & Trust Co.	AUD	4,831	USD	3,360	08/13/2020	25,590
State Street Bank & Trust Co.	USD	6,047	AUD	8,694	08/13/2020	(46,052)
State Street Bank & Trust Co.	USD	2,969	CHF	2,869	08/28/2020	63,864

						$(82,293)

INTEREST RATE SWAPTIONS WRITTEN

Description	Index	Counter- Party	Strike Rate	Expiration Date	Notional Amount (000)		Premiums Received	Market Value
Call
OTC – 1 Year Interest Rate Swap	3 Month LIBOR	Bank of America, NA	0.52%	10/28/2020	USD	5,530	$179,137	$(91,051)
OTC – 1 Year Interest Rate Swap	6 Month EURIBOR	Citibank, NA	0.16	06/30/2020	USD	5,282	158,485	—
OTC – 1 Year Interest Rate Swap	3 Month LIBOR	JPMorgan Chase Bank, NA	0.23	09/23/2020	USD	4,630	199,090	(21,223)
OTC – 1 Year Interest Rate Swap	3 Month LIBOR	UBS AG	0.54	07/17/2020	USD	12,470	56,116	(77,802)
OTC – 1 Year Interest Rate Swap	3 Month LIBOR	UBS AG	0.46	07/29/2020	USD	12,510	50,165	(46,419)

							$642,993	$(236,495)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 34, 5 Year Index, 06/20/2025*	(5.00)%	Quarterly	5.22%	USD	4,777	$37,260	$6,220	$31,040
CDX-NAHY Series 34, 5 Year Index, 06/20/2025*	(5.00)	Quarterly	5.22	USD	17,483	136,969	(76,407)	213,376
CDX-NAIG Series 34, 5 Year Index, 06/20/2025*	(1.00)	Quarterly	0.78	USD	51,960	(579,755)	232,828	(812,583)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
iTraxx - Australia Series 32, 5 Year Index, 12/20/2024*	(1.00)%	Quarterly	0.75%	USD	3,700	$(42,461)	$(53,713)	$11,252
People’s Republic of China, 7.500%, 10/28/2027, 06/20/2025*	(1.00)	Quarterly	0.50	USD	13,820	(345,896)	(325,531)	(20,365)
Sale Contracts
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	5.21	USD	3,709	(24,943)	(301,615)	276,672
CDX-NAHY Series 34, 5 Year Index, 06/20/2025*	5.00	Quarterly	5.22	USD	17,832	(139,263)	(1,211,597)	1,072,334
CDX-NAHY Series 34, 5 Year Index, 06/20/2025*	5.00	Quarterly	5.22	USD	501	(2,609)	(3,234)	625

						$(960,698)	$(1,733,049)	$772,351

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	28,500	02/26/2022	CPI#	1.440%	Maturity	$521,776	$—	$521,776
USD	17,150	02/28/2022	CPI#	1.352%	Maturity	282,291	—	282,291
USD	5,000	07/15/2022	1.484%	CPI#	Maturity	(82,518)	—	(82,518)
USD	28,500	02/26/2025	1.589%	CPI#	Maturity	(740,766)	—	(740,766)
USD	17,150	02/28/2025	1.527%	CPI#	Maturity	(390,572)	—	(390,572)

						$(409,789)	$—	$(409,789)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	4,550	04/02/2021	2.403%	3 Month LIBOR	Semi-Annual/ Quarterly	$(84,734)	$—	$(84,734)
USD	1,220	04/18/2021	2.508%	3 Month LIBOR	Semi-Annual/ Quarterly	(24,548)	—	(24,548)
CAD	46,650	08/27/2021	3 Month CDOR	1.623%	Semi-Annual/ Semi-Annual	437,194	185	437,009
CAD	9,615	03/04/2022	3 Month CDOR	1.177%	Semi-Annual/ Semi-Annual	70,787	54	70,733
CAD	13,360	05/22/2024	3 Month CDOR	1.980%	Semi-Annual/ Semi-Annual	503,852	7	503,845
SEK	204,850	08/30/2024	3 Month STIBOR	(0.165)%	Quarterly/Annual	(225,569)	55	(225,624)
CAD	35,999	01/14/2025	3 Month CDOR	1.950%	Semi-Annual/ Semi-Annual	1,511,591	72	1,511,519
CAD	15,850	03/24/2025	3 Month CDOR	0.958%	Semi-Annual/ Semi-Annual	98,627	171	98,456
USD	610	04/21/2025	1.972%	3 Month LIBOR	Semi-Annual/ Quarterly	(49,334)	—	(49,334)
USD	57,920	06/09/2025	0.512%	3 Month LIBOR	Semi-Annual/ Quarterly	(548,936)	—	(548,936)
USD	370	06/09/2025	2.470%	3 Month LIBOR	Semi-Annual/ Quarterly	(39,700)	—	(39,700)
USD	484	08/04/2025	2.285%	3 Month LIBOR	Semi-Annual/ Quarterly	(52,022)	—	(52,022)
USD	1,990	04/27/2026	1.773%	3 Month LIBOR	Semi-Annual/ Quarterly	(162,930)	—	(162,930)
USD	840	10/04/2026	1.459%	3 Month LIBOR	Semi-Annual/ Quarterly	(54,874)	42,331	(97,205)
USD	420	11/08/2026	1.657%	3 Month LIBOR	Semi-Annual/ Quarterly	(33,617)	—	(33,617)
USD	420	11/09/2026	1.672%	3 Month LIBOR	Semi-Annual/ Quarterly	(33,970)	—	(33,970)
USD	1,040	04/04/2027	2.436%	3 Month LIBOR	Semi-Annual/ Quarterly	(141,845)	(9,746)	(132,099)
USD	580	04/26/2027	2.287%	3 Month LIBOR	Semi-Annual/ Quarterly	(73,456)	19	(73,475)
USD	10,260	06/05/2027	0.558%	3 Month LIBOR	Semi-Annual/ Quarterly	(71,039)	—	(71,039)
USD	6,030	07/20/2027	2.227%	3 Month LIBOR	Semi-Annual/ Quarterly	(788,383)	27,414	(815,797)
USD	1,360	09/27/2029	1.593%	3 Month LIBOR	Semi-Annual/ Quarterly	(129,360)	—	(129,360)
JPY	1,950,230	12/13/2029	6 Month LIBOR	0.080%	Semi-Annual/ Semi-Annual	76,642	6	76,636

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	3,380	12/13/2029	1.764%	3 Month LIBOR	Semi-Annual/ Quarterly	$(366,828)	$—	$(366,828)
USD	1,010	11/10/2035	2.613%	3 Month LIBOR	Semi-Annual/ Quarterly	(274,368)	—	(274,368)
CAD	7,630	01/14/2050	2.210%	3 Month CDOR	Semi-Annual/ Semi-Annual	(1,221,239)	24	(1,221,263)
USD	3,570	03/20/2050	1.093%	3 Month LIBOR	Semi-Annual/ Quarterly	(178,148)	—	(178,148)

						$(1,856,207)	$60,592	$(1,916,799)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)%	Monthly	7.48%	USD	1,502	$291,363	$104,046	$187,317
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	7.48	USD	1,219	236,466	87,392	149,074
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	7.48	USD	1,220	236,660	90,547	146,113
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	7.48	USD	609	118,136	48,006	70,130
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	7.48	USD	302	58,583	20,355	38,228
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	7.48	USD	302	58,583	20,355	38,228
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	7.48	USD	286	55,479	19,709	35,770
Goldman Sachs International
CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	7.48	USD	745	144,456	131,807	12,649
Morgan Stanley & Co. International PLC
CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	7.51	USD	795	(331)	165,504	(165,835)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00%	Monthly	25.00%	USD	20	$(10,075)	$(3,174)	$(6,901)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	25.00	USD	31	(15,621)	(4,901)	(10,720)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	25.00	USD	172	(86,647)	(26,257)	(60,390)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	25.00	USD	177	(89,166)	(28,379)	(60,787)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	25.00	USD	339	(170,777)	(52,361)	(118,416)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	25.00	USD	1,100	(554,143)	(155,770)	(398,373)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	25.00	USD	1,572	(791,921)	(250,420)	(541,501)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	63	(19,681)	(10,026)	(9,655)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	61	(19,061)	(7,761)	(11,300)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	136	(42,487)	(13,667)	(28,820)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	178	(55,637)	(21,207)	(34,430)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	200	(62,480)	(26,828)	(35,652)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	279	(87,159)	(41,080)	(46,079)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	256	(79,995)	(32,090)	(47,905)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	273	(85,286)	(35,772)	(49,514)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	21.20%	USD	294	$(91,870)	$(38,067)	$(53,803)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	298	(93,120)	(37,355)	(55,765)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	335	(104,682)	(35,613)	(69,069)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	453	(141,517)	(68,708)	(72,809)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	418	(130,618)	(52,398)	(78,220)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	422	(131,868)	(47,732)	(84,136)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	595	(185,977)	(70,888)	(115,089)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	610	(190,615)	(68,996)	(121,619)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	843	(263,424)	(93,244)	(170,180)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	844	(263,736)	(91,521)	(172,215)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	906	(283,110)	(96,437)	(186,673)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	1,156	(361,231)	(122,423)	(238,808)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	1,219	(380,917)	(134,833)	(246,084)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit Suisse International
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00%	Monthly	8.64%	USD	370	$(47,311)	$(8,130)	$(39,181)
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	8.64	USD	3,487	(446,065)	(65,125)	(380,940)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	198	(61,855)	(13,525)	(48,330)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	301	(94,032)	(44,118)	(49,914)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	570	(178,068)	(83,379)	(94,689)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	673	(210,245)	(43,014)	(167,231)
Deutsche Bank AG
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	35	(10,934)	(4,053)	(6,881)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	36	(11,247)	(2,042)	(9,205)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	218	(68,103)	(27,140)	(40,963)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	242	(75,601)	(27,349)	(48,252)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	243	(75,913)	(27,451)	(48,462)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	257	(80,287)	(17,796)	(62,491)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	357	(111,527)	(37,998)	(73,529)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	663	(207,121)	(53,879)	(153,242)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	2,000	(624,800)	(202,414)	(422,386)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00%	Monthly	8.64%	USD	265	$(33,900)	$(1,483)	$(32,417)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	20	(6,248)	(3,001)	(3,247)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	18	(5,623)	(1,594)	(4,029)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	35	(10,934)	(3,415)	(7,519)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	35	(10,934)	(3,156)	(7,778)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	69	(21,556)	(7,360)	(14,196)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	150	(46,873)	(19,006)	(27,867)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	209	(65,292)	(17,843)	(47,449)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	239	(74,663)	(25,157)	(49,506)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	345	(107,778)	(55,711)	(52,067)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	353	(110,277)	(47,465)	(62,812)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	483	(150,889)	(79,118)	(71,771)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	496	(154,951)	(75,330)	(79,621)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	779	(243,359)	(102,039)	(141,320)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	700	(218,680)	(52,871)	(165,809)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	940	(293,656)	(73,935)	(219,721)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	USD	1,128	(352,388)	(54,503)	(297,885)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2020	Notional Amount (000)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
JPMorgan Securities, LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	21.20%	39	$(12,184)	$(3,759)	$(8,425)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	40	(12,499)	(3,856)	(8,643)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	103	(32,177)	(12,986)	(19,191)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	165	(51,546)	(15,861)	(35,685)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	220	(68,727)	(26,891)	(41,836)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	637	(198,999)	(77,182)	(121,817)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	2,473	(772,565)	(205,326)	(567,239)
Morgan Stanley & Co. International PLC
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	8.64	22	(2,814)	(403)	(2,411)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	827	(258,355)	(68,186)	(190,169)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	21.20	272	(84,973)	(18,950)	(66,023)

					$ (9,299,375)	$(2,693,987)	$(6,605,388)

*	Termination date

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, the aggregate market value of these securities amounted to $266,903,686 or 22.8% of net assets.

(b)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2020.
(d)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(e)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(f)	IO - Interest Only.

(g)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.52% of net assets as of June 30, 2020, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 1.185%, 11/15/2033	11/15/2033	$1,935,000	$1,817,247	0.16%
BHMS Series 2018-ATLS, Class A 1.435%, 07/15/2035	07/15/2035	1,511,581	1,432,118	0.12%
JP Morgan Madison Avenue Securities Trust Series 2014-CH1, Class M2 4.435%, 11/25/2024	11/06/2015	60,802	56,544	0.00%
Morgan Stanley Capital I Trust Series 2015-XLF2, Class SNMA 2.135%, 11/15/2026	11/16/2015	245,375	223,265	0.02%
PMT Credit Risk Transfer Trust Series 2019-1R, Class A 2.184%, 03/27/2024	03/27/2024	719,191	655,108	0.06%
PMT Credit Risk Transfer Trust Series 2019-2R, Class A 2.934%, 05/27/2023	05/27/2023	979,309	921,775	0.08%
PMT Credit Risk Transfer Trust Series 2019-3R, Class A 2.884%, 10/27/2022	10/27/2022	320,521	303,495	0.03%
Terraform Global Operating LLC 6.125%, 03/01/2026	03/01/2026	133,000	130,647	0.01%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 5.435%, 11/25/2025	11/25/2025	353,494	322,748	0.03%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2 5.685%, 11/25/2025	10/25/2016	107,677	99,873	0.01%

(h)	Inverse interest only security.
(i)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(j)	Affiliated investments.
(k)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at June 30, 2020.
(l)	Fair valued by the Adviser.
(m)	Non-income producing security.
(n)	Defaulted.
(o)	The rate shown represents the 7-day yield as of period end.
(p)

As of June 30, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $75,295,590 and gross unrealized depreciation of investments was $(39,150,067), resulting in net unrealized appreciation of $36,145,523.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNY – Chinese Yuan Renminbi

COP – Colombian Peso

EUR – Euro

GBP – Great British Pound

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PLN – Polish Zloty

RUB – Russian Ruble

SEK – Swedish Krona

SGD – Singapore Dollar

TRY – Turkish Lira

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

BOBL – Bundesobligationen

CBT – Chicago Board of Trade

CDOR – Canadian Dealer Offered Rate

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

EAFE – Europe, Australia, and Far East

ETS – Emission Trading Scheme

EURIBOR – Euro Interbank Offered Rate

FHLMC – Federal Home Loan Mortgage Corporation

FTSE – Financial Times Stock Exchange

IRS – Interest Rate Swaption

LIBOR – London Interbank Offered Rate

MSCI – Morgan Stanley Capital International

OSE – Osaka Securities Exchange

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

SPI – Share Price Index

STIBOR – Stockholm Interbank Offered Rate

TBA – To Be Announced

TIPS – Treasury Inflation Protected Security

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

Sanford C. Bernstein Fund, Inc.

Overlay B Portfolio

June 30, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Inflation-Linked Securities	$—	$322,072,244	$—	$322,072,244
Corporates - Investment Grade	—	236,984,042	—	236,984,042
Governments - Treasuries	—	202,764,297	—	202,764,297
Mortgage Pass-Throughs	—	71,761,600	—	71,761,600
Commercial Mortgage-Backed Securities	—	62,202,587	—	62,202,587
Collateralized Mortgage Obligations	—	50,759,421	—	50,759,421
Investment Companies	36,517,666	—	—	36,517,666
Corporates - Non-Investment Grade	—	24,524,724	—	24,524,724
Quasi-Sovereigns	—	22,597,809	—	22,597,809
Asset-Backed Securities	—	17,112,178	—	17,112,178
Emerging Markets - Treasuries	—	16,463,893	—	16,463,893
Collateralized Loan Obligations	—	13,273,001	—	13,273,001
Governments - Sovereign Bonds	—	11,115,027	—	11,115,027
Covered Bonds	—	9,903,518	—	9,903,518
Agencies	—	8,350,344	—	8,350,344
Emerging Markets - Corporate Bonds	—	6,216,946	—	6,216,946
Emerging Markets - Sovereigns	—	5,322,830	—	5,322,830
Supranationals	—	2,605,149	—	2,605,149
Local Governments - US Municipal Bonds	—	998,730	—	998,730
Local Governments - Provincial Bonds	—	941,986	—	941,986
Governments - Sovereign Agencies	—	1,723,605	—	1,723,605
Options Purchased - Puts	—	279,764	—	279,764
Short- Term Municipal Notes	—	175,981		175,981
Short-Term Investments:
Investment Companies	21,206,167	—	—	21,206,167
U.S. Treasury Bills	—	18,121,287	—	18,121,287
Governments - Treasuries	—	15,025,717	—	15,025,717

Total Investments in Securities	57,723,833	1,121,296,680	—	1,179,020,513

Investments in Securities:	Level 1	Level 2	Level 3	Total
Other Financial Instruments(a):
Assets:
Futures	6,887,845	574,162	—	7,462,007
Forward Currency Exchange Contracts	—	5,123,690	—	5,123,690
Centrally Cleared Credit Default Swaps	—	174,229	—	174,229
Centrally Cleared Inflation (CPI) Swaps	—	804,067	—	804,067
Centrally Cleared Interest Rate Swaps	—	2,698,693	—	2,698,693
Credit Default Swaps	—	1,199,726	—	1,199,726
Liabilities:
Futures	(808,243)	(1,579,468)	—	(2,387,711)
Forward Currency Exchange Contracts	—	(5,205,983)	—	(5,205,983)
Interest Rate Swaptions	—	(236,495)	—	(236,495)
Centrally Cleared Credit Default Swaps	—	(1,134,927)	—	(1,134,927)
Centrally Cleared Inflation (CPI) Swaps	—	(1,213,856)	—	(1,213,856)
Centrally Cleared Interest Rate Swaps	—	(4,554,900)	—	(4,554,900)
Credit Default Swaps	—	(10,499,101)	—	(10,499,101)

Total	$63,803,435	$1,107,446,517	$—	$1,171,249,952 (b)

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)

Amounts of $ 8,404,404 and $6,519,168 for Asset-Backed Securities and Collateralized Loan Obligations, respectively, were transferred out of Level 3 into Level 2 as improved transparency of price inputs received from pricing vendors has increased the observability during the reporting period.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended June 30, 2020 is as follows:

							Distributions
Affiliated Issuer	Market Value 09/30/2019 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./ (Depr.) (000)	Market Value 06/30/2020 (000)	Dividend Income (000)	Realized Gains (000)
AB All Market Real Return Portfolio	$40,592	$883	$0	$0	$(4,957)	$36,518	$883	$0
Government Money Market Portfolio	48,266	335,096	362,157	0	1	21,206	297	0
Total	$88,858	$335,979	$362,157	$0	$(4,956)	$57,724	$1,180	$0